UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Education and Civic Organizations – 1.8%

$1,000	Kansas Development Finance Authority, Athletic Facility Revenue Bonds, University of Kansas Athletic Corporation Project, Series 2004K, 5.000%, 6/01/19	6/14 at 100.00	A1	$1,030,230

1,200	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Kansas State University Housing System, Series 2005A, 5.000%, 4/01/22 – MBIA Insured	4/15 at 100.00	AAA	1,244,388
2,200	Total Education and Civic Organizations			2,274,618
	Health Care – 22.1%

1,005	Coffeyville Public Building Commission, Kansas, Healthcare Facilities Revenue Bonds, Coffeyville Regional Medical Center, Series 2002, 5.000%, 8/01/18 – AMBAC Insured	8/12 at 100.00	AAA	1,030,688

2,000	Colby, Kansas, Health Facilities Revenue Refunding Bonds, Citizens Medical Center Inc., Series 1998, 5.625%, 8/15/16	8/08 at 100.00	N/R	1,960,740

1,680	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 5.000%, 11/15/20	11/15 at 100.00	A2	1,701,874

4,580	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2000K, 6.500%, 12/01/16	6/10 at 101.00	AA	4,918,096

2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vali Health Care Inc., Series 2007L, 4.750%, 11/15/36 – MBIA Insured	11/17 at 100.00	Aaa	1,919,040

1,285	Kansas Development Finance Authority, Hospital Revenue Bonds, Susan B. Allen Memorial Hospital, Series 2002Q, 5.375%, 12/15/16 – RAAI Insured	12/12 at 100.00	AA	1,316,046

1,750	Labette County Medical Center, Kansas, Revenue Bonds, Series 2007A, 5.750%, 9/01/37	9/17 at 100.00	N/R	1,725,395

1,000	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2006, 5.125%, 7/01/26	7/16 at 100.00	A3	1,011,260

1,075	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health Center, Series 2001, 5.000%, 8/15/15 – FSA Insured	8/11 at 100.00	AAA	1,108,121

	Newton, Kansas, Hospital Revenue Refunding Bonds, Newton Healthcare Corporation, Series 1998A:
1,000	5.700%, 11/15/18	11/08 at 100.00	N/R	1,003,310
1,750	5.750%, 11/15/24	11/08 at 100.00	N/R	1,752,345

100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/24 – MBIA Insured	1/08 at 100.00	AAA	100,657

3,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Series 2006, 5.000%, 9/01/36	9/16 at 100.00	A	2,910,660

4,780	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 1999-XI, 6.250%, 11/15/24	11/09 at 101.00	A+	5,001,314
27,005	Total Health Care			27,459,546
	Housing/Multifamily – 2.9%

	Wichita, Kansas, Multifamily Housing Revenue Refunding Bonds, Shores Apartments, Series 1994XI-A:
1,500	6.700%, 4/01/19 – RAAI Insured	4/09 at 102.00	AA	1,558,860
2,000	6.800%, 4/01/24 – RAAI Insured	4/09 at 102.00	AA	2,074,720
3,500	Total Housing/Multifamily			3,633,580
	Housing/Single Family – 19.2%

155	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum Tax)	12/10 at 105.00	Aaa	155,237

3,135	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002B-1, 5.950%, 12/01/33 (Alternative Minimum Tax)	12/12 at 105.00	Aaa	3,281,373

205	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)	No Opt. Call	Aaa	214,215

140	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1998A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)	6/08 at 105.00	Aaa	140,867

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Housing/Single Family (continued)

$210	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2000A-2, 7.600%, 12/01/31 – MBIA Insured (Alternative Minimum Tax)	12/09 at 105.00	Aaa	$213,415

5,000	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006A1, 5.500%, 12/01/38 (Alternative Minimum Tax)	12/16 at 104.00	Aaa	5,255,050

5,520	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006A6, 5.550%, 6/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	5,851,419

4,415	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006B1, 5.300%, 12/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	4,603,300

4,000	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2007B4, 5.550%, 12/01/38 (Alternative Minimum Tax)	12/16 at 104.00	Aaa	4,241,240
22,780	Total Housing/Single Family			23,956,116
	Industrials – 1.7%

1,025	Wichita Airport Authority, Kansas, Special Facilities Revenue Bonds, Cessna Citation Service Center, Series 2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)	6/12 at 101.00	A–	1,062,310

1,000	Wichita, Kansas, Industrial Revenue Bonds, NMF America Inc. Series 2000-II, 5.800%, 8/01/15 (Alternative Minimum Tax)	2/08 at 101.00	AA	1,011,040
2,025	Total Industrials			2,073,350
	Long-Term Care – 0.4%

500	Sedgwick County, Kansas, Healthcare Facilities Revenue Bonds, Catholic Care Center Inc., Series 2001, 5.750%, 11/15/23	11/09 at 100.00	A	508,845
	Materials – 3.0%

3,700	Ford County, Kansas, Sewage and Solid Waste Disposal Revenue Bonds, Excel Corporation/Cargill Inc. Project, Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)	6/08 at 102.00	A	3,762,752
	Tax Obligation/General – 12.9%

2,500	Butler and Sedgwick Counties Unified School District 385, Andover, Kansas, General Obligation Refunding and Improvement Bonds, Series 2000, 6.000%, 9/01/16 – FSA Insured	No Opt. Call	AAA	2,873,175

1,055	Butler County Unified School District 394, Kansas, General Obligation Bonds, Series 2004, 5.000%, 9/01/20 – FSA Insured	9/14 at 100.00	AAA	1,097,939

1,170	Butler County Unified School District 490, Kansas, General Obligation Bonds, Series 2005B, 5.000%, 9/01/25 – FSA Insured	9/15 at 100.00	AAA	1,207,744

65	Cowley County Unified School District 465, Winfield, Kansas, General Obligation Bonds, Series 2003, 5.250%, 10/01/23 – MBIA Insured	10/13 at 100.00	AAA	67,946

560	Derby, Kansas, General Obligation Bonds, Series 2002B, 5.000%, 12/01/18 – FSA Insured	12/10 at 100.00	Aaa	579,034

1,500	Douglas County Unified School District 497, Kansas, General Obligation Bonds, Series 2006A, 5.000%, 9/01/25 – MBIA Insured	9/16 at 100.00	Aaa	1,556,685

1,100	Montgomery County Unified School District 445, Coffeyville, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/22 – FGIC Insured	4/12 at 100.00	AAA	1,126,169

3,000	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006, 5.000%, 9/01/31 – FSA Insured	9/14 at 100.00	Aaa	3,075,630

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
1,000	5.500%, 7/01/20 – MBIA Insured	No Opt. Call	AAA	1,118,920
330	5.375%, 7/01/28	7/11 at 100.00	BBB–	336,491

1,250	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series 2000, 3.500%, 9/01/16	9/10 at 100.00	AA	1,187,863

1,795	Wichita, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/17	4/09 at 101.00	AA	1,843,537
15,325	Total Tax Obligation/General			16,071,133

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited – 25.9%

$3,000	Butler County Public Building Commission, Kansas, Improvement Revenue Bonds, Public Facilities Projects, Series 2000, 5.550%, 10/01/21 – MBIA Insured	10/10 at 100.00	Aaa		$3,147,270

	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A:
1,000	5.000%, 3/01/20	3/14 at 100.00	AAA		1,038,180
5,000	5.000%, 3/01/23	3/14 at 100.00	AAA		5,163,700

5,000	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and Development Facilities Projects, Series 2003C, 5.000%, 10/01/23 – AMBAC Insured	4/13 at 102.00	AAA		5,208,500

500	Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration, State Capitol Restoration Parking Facility Project, Series 2002C, 5.000%, 10/01/21 – FSA Insured	10/12 at 100.00	AAA		517,450

1,140	Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration, State Capitol Restoration Project, Series 2004G-1, 5.125%, 4/01/21 – MBIA Insured	4/14 at 100.00	AAA		1,193,580

	Kansas Development Finance Authority, Revenue Bonds, Department of Administration, Comprehensive Transportation Program, Series 2006A:
3,900	5.000%, 11/01/23 – FGIC Insured	11/16 at 100.00	AAA		4,046,406
3,000	5.000%, 11/01/25 – FGIC Insured	11/16 at 100.00	AAA		3,096,690

1,000	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2001W, 5.000%, 10/01/17 – MBIA Insured	10/11 at 100.00	AAA		1,040,430

2,355	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2003J, 5.250%, 8/01/20 – AMBAC Insured	8/13 at 100.00	AAA		2,499,102

1,155	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2004A, 5.000%, 4/01/22 – FGIC Insured	4/14 at 101.00	AAA		1,197,723

1,800	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2001A, 7.375%, 1/01/32	1/11 at 101.00	N/R		1,897,254

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	10/10 at 101.00	BBB+		2,153,220
30,850	Total Tax Obligation/Limited				32,199,505
	U.S. Guaranteed – 1.5% (3)

610	Cowley County Unified School District 465, Winfield, Kansas, General Obligation Bonds, Series 2003, 5.250%, 10/01/23 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 100.00	Aaa		658,135

1,010	Wichita, Kansas, Revenue Bonds, CSJ Health System of Wichita, Inc., Series 1985-XXV, 7.200%, 10/01/15 (ETM)	11/07 at 100.00	A+	(3)	1,173,953
1,620	Total U.S. Guaranteed				1,832,088
	Utilities – 1.7%

1,000	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2004B, 5.000%, 9/01/24 – FSA Insured	9/14 at 100.00	AAA		1,028,230

1,000	Wynadotte County-Kansas City Unified Government, Kansas, Industrial Revenue Bonds, Board of Public Utilities Office Building Complex, Series 2001, 5.000%, 5/01/21 – MBIA Insured	5/11 at 100.00	AAA		1,032,880
2,000	Total Utilities				2,061,110
	Water and Sewer – 6.4%

2,300	Kansas Development Finance Authority, Water Pollution Control Revolving Fund Leveraged Bonds, Series 2002-II, 5.000%, 11/01/23	11/12 at 100.00	AAA		2,356,603

5,500	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003, 5.000%, 10/01/22 – FGIC Insured	10/13 at 100.00	AAA		5,668,355
7,800	Total Water and Sewer				8,024,958
$119,305	Total Investments (cost $122,235,159) – 99.5%				123,857,601

	Other Assets Less Liabilities – 0.5%				629,576

	Net Assets – 100%				$124,487,177

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund (continued)

August 31, 2007

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2007, the cost of investments was $122,235,078.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$2,399,019
Depreciation	(776,496)
Net unrealized appreciation (depreciation) of investments	$1,622,523

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 1.0%

$4,725	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$4,431,011
	Education and Civic Organizations – 3.5%

1,000	Campbellsville, Kentucky, Revenue Bonds, Campbellsville University, Series 2005, 5.700%, 3/01/34	3/15 at 100.00	N/R	1,002,300

6,260	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project, Series 2001, 6.250%, 4/01/21	4/11 at 101.00	BBB–	6,585,896

1,000	Kentucky Asset/Liability Commission, General Receipts Revenue Bonds, University of Kentucky, Series 2005, 5.000%, 10/01/16 – FGIC Insured	10/15 at 100.00	AAA	1,068,450

1,500	Kentucky Economic Development Finance Authority, College Revenue Refunding and Improvement Bonds, Centre College Project, Series 2002, 5.000%, 4/01/32 (Pre-refunded 10/01/12) – FSA Insured	10/12 at 100.00	AAA	1,517,370

2,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/29	2/09 at 101.00	BBB–	2,481,025

3,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/31	9/11 at 100.00	BBB	2,945,790
15,260	Total Education and Civic Organizations			15,600,831
	Health Care – 10.9%

3,820	Clark County, Kentucky, Hospital Revenue Refunding and Improvement Bonds, Clark Regional Medical Center Project, Series 1997, 6.200%, 4/01/13	9/07 at 102.00	BBB–	3,892,924

8,880	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – MBIA Insured	No Opt. Call	AAA	2,959,526

9,500	Kentucky Economic Development Finance Authority, Hospital Revenue Refunding Bonds, Pikeville, United Methodist Hospital of Kentucky Inc. Project, Series 1997, 5.700%, 2/01/28 – CONNIE LEE Insured	2/08 at 101.00	AAA	9,693,609

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
500	5.500%, 10/01/07	No Opt. Call	BB–	500,025
500	5.600%, 10/01/08	4/08 at 102.00	BB–	501,145
3,500	5.850%, 10/01/17	4/08 at 102.00	BB–	3,515,155
1,500	5.875%, 10/01/22	4/08 at 102.00	BB–	1,502,220

6,000	Murray Hospital Facilities, Kentucky, Revenue Bonds, Murray-Calloway County Public Hospital, Series 2007, 5.125%, 8/01/37	8/17 at 100.00	Baa1	5,642,040

2,195	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,121,358

16,500	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2002A, 5.625%, 11/15/30	11/12 at 100.00	A–	16,852,438

1,000	Warren County, Kentucky, Hospital Facilities Revenue Bonds, Community Hospital, Series 2007A, 5.000%, 8/01/29	8/17 at 100.00	BBB+	940,970
53,895	Total Health Care			48,121,410
	Housing/Multifamily – 0.7%

3,200	Henderson, Kentucky, Senior Tax-Exempt Residential Facilities Revenue Bonds, Pleasant Pointe Project, Series 1999A, 6.125%, 5/01/29	5/09 at 102.00	N/R	3,214,240
	Housing/Single Family – 5.4%

375	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1998F, 5.000%, 7/01/18 (Alternative Minimum Tax)	1/09 at 101.00	AAA	377,708

9,480	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999A, 5.200%, 1/01/31	4/09 at 101.00	AAA	9,564,276

395	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999B, 5.250%, 1/01/28 (Alternative Minimum Tax)	4/09 at 101.00	AAA	396,991

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Housing/Single Family (continued)

$4,080	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2004F, 3.900%, 7/01/31 (Alternative Minimum Tax)	1/14 at 100.00	AAA	$4,038,547

2,115	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005H, 4.000%, 1/01/33 (Alternative Minimum Tax)	7/14 at 100.00	AAA	2,074,900

6,000	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2007E, 4.850%, 7/01/37 (Alternative Minimum Tax)	1/17 at 100.00	AAA	5,626,980

2,000	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2007, 4.650%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AAA	1,815,820
24,445	Total Housing/Single Family			23,895,222
	Long-Term Care – 2.8%

4,840	Florence, Kentucky, Housing Facilities Revenue Bonds, Bluegrass RHF Housing Inc., Series 1999, 6.375%, 8/15/29 – ACA Insured	8/09 at 101.00	A	4,968,550

2,000	Kentucky Economic Development Finance Authority, Multifamily Housing Revenue Bonds, Christian Care Communities Projects, Series 2005, 5.250%, 11/20/25	11/15 at 103.00	AAA	2,084,280

	Kentucky Economic Development Finance Authority, Revenue Bonds, Christian Church Homes of Kentucky Inc. Obligated Group, Series 1998:
1,800	5.375%, 11/15/23	5/08 at 102.00	BBB	1,771,182
3,500	5.500%, 11/15/30	5/08 at 102.00	BBB	3,421,215
12,140	Total Long-Term Care			12,245,227
	Materials – 0.7%

2,820	Wickliffe, Kentucky, Solid Waste Disposal Facility Revenue Bonds, Westvaco Corporation, Series 1996, 6.375%, 4/01/26 (Alternative Minimum Tax)	10/07 at 101.00	BBB	2,833,564
	Tax Obligation/General – 7.4%

	Bowling Green, Kentucky, General Obligation and Special Revenue Bonds, Series 2002B:
1,785	5.000%, 6/01/23	6/12 at 100.00	Aa2	1,825,734
1,230	5.000%, 6/01/24	6/12 at 100.00	Aa2	1,255,953
1,665	5.000%, 6/01/25	6/12 at 100.00	Aa2	1,698,000

2,500	Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative Minimum Tax)	5/09 at 100.00	AA+	2,577,200

	Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Series 2004A-B:
1,195	5.000%, 11/01/16 – AMBAC Insured	11/14 at 100.00	AAA	1,267,835
1,000	5.000%, 11/01/17 – AMBAC Insured	11/14 at 100.00	AAA	1,063,770

1,175	Louisville, Kentucky, General Obligation Bonds, Series 2001A, 5.000%, 11/01/21	11/11 at 101.00	AA+	1,215,937

3,000	Louisville, Kentucky, General Obligation Bonds, Series 2002A, 5.000%, 10/01/23 – FGIC Insured	10/12 at 100.00	AAA	3,072,840

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
840	5.500%, 7/01/14 – FSA Insured (UB)	No Opt. Call	AAA	924,924
2,550	5.500%, 7/01/16 – FSA Insured (UB)	No Opt. Call	AAA	2,841,159
3,000	5.500%, 7/01/17 – FSA Insured (UB)	No Opt. Call	AAA	3,358,830
3,440	5.500%, 7/01/18 – FSA Insured (UB)	No Opt. Call	AAA	3,836,942
2,250	5.500%, 7/01/19 – FSA Insured (UB)	No Opt. Call	AAA	2,511,518

5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2004A, 5.250%, 7/01/21 – MBIA Insured	7/14 at 100.00	AAA	5,330,500
30,630	Total Tax Obligation/General			32,781,142
	Tax Obligation/Limited – 24.0%

1,305	Ballard County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004, 5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	Aaa	1,352,685

	Boone County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004B:
1,460	5.000%, 5/01/20 – FSA Insured	5/14 at 100.00	Aaa	1,516,896
2,580	5.000%, 5/01/21 – FSA Insured	5/14 at 100.00	Aaa	2,673,422

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/Limited (continued)

$1,465	Boone County, Kentucky, Public Properties Corporation, First Mortgage Bonds, AOC Judicial Facility, Series 2001, 5.125%, 9/01/22	9/12 at 101.00	Aa3	$1,536,023

	Butler County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004C:
1,220	5.000%, 6/01/20	6/14 at 100.00	Aa3	1,263,347
1,255	5.000%, 6/01/22	6/14 at 100.00	Aa3	1,292,939

	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
2,115	5.000%, 6/01/17 – MBIA Insured	6/14 at 100.00	Aaa	2,243,529
3,510	5.000%, 6/01/18 – MBIA Insured	6/14 at 100.00	Aaa	3,677,532
3,690	5.000%, 6/01/19 – MBIA Insured	6/14 at 100.00	Aaa	3,848,486

	Kentucky Area Development Districts Financing Trust, Ewing, Lease Acquisition Program Revenue Bonds, Series 2000C:
750	5.850%, 6/01/20	6/10 at 102.00	N/R	785,445
1,000	6.000%, 6/01/30	6/10 at 102.00	N/R	1,049,230

2,000	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005, 5.000%, 5/01/25 – MBIA Insured	5/15 at 100.00	AAA	2,055,620

2,365	Kentucky Local Correctional Facilities Authority, Multi-County Lease Revenue Bonds, Series 2004, 5.250%, 11/01/14 – MBIA Insured	No Opt. Call	AAA	2,553,301

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 81, Series 2003:
1,000	5.000%, 11/01/19 – AMBAC Insured	11/13 at 100.00	AAA	1,042,070
2,845	5.000%, 11/01/23 – AMBAC Insured	11/13 at 100.00	AAA	2,926,851

2,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 84, Series 2005, 5.000%, 8/01/18 – MBIA Insured	No Opt. Call	AAA	2,137,980

5,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005, 5.000%, 8/01/15 – FSA Insured	No Opt. Call	AAA	5,344,300

10,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2005B, 5.000%, 7/01/23 – AMBAC Insured	7/15 at 100.00	AAA	10,363,199

	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2006B:
5,095	5.000%, 7/01/15 – AMBAC Insured	No Opt. Call	AAA	5,461,025
5,000	5.000%, 7/01/24 – AMBAC Insured	7/16 at 100.00	AAA	5,189,500

4,000	Kentucky Turnpike Authority, Economic Development Road Revenue Refunding Bonds, Revitalization Project, Series 2001B, 5.150%, 7/01/19 – FSA Insured	7/11 at 100.00	AAA	4,162,200

2,060	Laurel County, Kentucky, School District Finance Corporation, School Building Revenue Bonds, Series 2007, 5.000%, 6/01/27 – FSA Insured	6/17 at 100.00	Aaa	2,128,104

	Letcher County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
1,430	5.000%, 6/01/18 – FSA Insured	6/14 at 100.00	Aaa	1,498,254
1,585	5.000%, 6/01/20 – FSA Insured	6/14 at 100.00	Aaa	1,647,417

1,695	Louisville and Jefferson County Visitors and Convention Commission, Kentucky, Dedicated Tax Revenue Bonds, Series 2004A, 5.000%, 12/01/15 – FSA Insured	6/14 at 101.00	AAA	1,809,040

5,100	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2001A, 5.125%, 4/01/21	4/11 at 101.00	Aa3	5,305,224

	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
1,230	5.000%, 5/01/18 – MBIA Insured	5/14 at 100.00	Aaa	1,288,093
1,635	5.000%, 5/01/20 – MBIA Insured	5/14 at 100.00	Aaa	1,698,716
1,715	5.000%, 5/01/21 – MBIA Insured	5/14 at 100.00	Aaa	1,777,100

1,360	Owen County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2001, 5.000%, 4/01/21	4/11 at 101.00	Aa3	1,405,859

500	Pendleton County, Kentucky, Leasing Trust Revenue Bonds, Kentucky Association of Counties, Series 1993A, 6.400%, 3/01/19 (3)	No Opt. Call	A	566,520

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

$2,545	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1998A, 5.500%, 7/01/14 – AMBAC Insured	No Opt. Call	AAA		$2,802,274

590	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%, 7/01/32 – FSA Insured	7/12 at 100.00	AAA		604,325

3,185	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21 – FSA Insured	No Opt. Call	AAA		3,574,876

5,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002F, 5.250%, 7/01/21 – CIFG Insured	No Opt. Call	AAA		5,482,900

6,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – MBIA Insured	No Opt. Call	AAA		6,697,380

1,360	Shelby County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 5/01/21 – MBIA Insured	5/14 at 100.00	Aaa		1,409,246

2,185	Spencer County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 7/01/21 – FSA Insured	7/14 at 100.00	Aaa		2,265,430

1,010	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%, 10/01/21 – FSA Insured	10/14 at 100.00	AAA		1,078,185
99,840	Total Tax Obligation/Limited				105,514,523
	Transportation – 4.7%

	Guam International Airport Authority, Revenue Bonds, Series 2003C:
5,000	5.250%, 10/01/22 – MBIA Insured (Alternative Minimum Tax)	10/10 at 100.00	AAA		5,146,500
2,195	5.000%, 10/01/23 – MBIA Insured (Alternative Minimum Tax)	10/13 at 100.00	AAA		2,216,687

1,250	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 1996B, 5.750%, 3/01/13 – MBIA Insured	9/07 at 101.00	AAA		1,260,663

5,090	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2003B, 5.000%, 3/01/23 – MBIA Insured (Alternative Minimum Tax)	3/13 at 100.00	AAA		5,136,268

1,000	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.250%, 7/01/22 – FSA Insured (Alternative Minimum Tax)	7/13 at 100.00	AAA		1,024,640

6,000	Louisville and Jefferson County Regional Airport Authority, Kentucky, Special Facilities Revenue Bonds, Airis Louisville LLC Project, Series 1999A, 5.500%, 3/01/19 (Alternative Minimum Tax)	3/09 at 101.00	Baa3		6,009,000
20,535	Total Transportation				20,793,758
	U.S. Guaranteed – 18.7% (4)

1,875	Bell County Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Judicial Center Project, Series 2000, 5.850%, 9/01/28 (Pre-refunded 3/01/11) – AMBAC Insured	3/11 at 102.00	AAA		2,040,806

5,085	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 1999, 5.500%, 3/01/29 (Pre-refunded 3/01/09)	3/09 at 102.00	BBB–	(4)	5,312,706

	Fayette County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2000:
1,665	5.500%, 6/01/18 (Pre-refunded 6/01/10)	6/10 at 101.00	AA–	(4)	1,758,756
2,795	5.500%, 6/01/20 (Pre-refunded 6/01/10)	6/10 at 101.00	AA–	(4)	2,952,386

2,000	Jefferson County Collegiate Housing Foundation, Kentucky, Student Housing Revenue Bonds, University of Louisville Project, Series 1999A, 7.125%, 9/01/29 (Pre-refunded 9/01/09)	9/09 at 102.00	N/R	(4)	2,162,400

5,930	Jefferson County, Kentucky, College Revenue Bonds, Bellarmine College Project, Series 1999, 5.250%, 5/01/29 (Pre-refunded 5/01/09)	5/09 at 101.00	BAA2	(4)	6,121,243

4,500	Kenton County Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Courthouse Facilities Project, Series 1998A, 5.000%, 3/01/29 (Pre-refunded 3/01/09)	3/09 at 101.00	Aa3	(4)	4,629,060

	Kentucky Economic Development Finance Authority, Mortgage Revenue Bonds, South Central Nursing Homes Inc., Series 1997A:
2,000	6.000%, 1/01/27 (Pre-refunded 1/01/08) – MBIA Insured	1/08 at 105.00	AAA		2,113,580
3,700	6.000%, 1/01/27 (Pre-refunded 1/01/08) – MBIA Insured	1/08 at 105.00	AAA		3,910,123

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (4) (continued)

$1,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.250%, 9/01/21 (Pre-refunded 9/01/11)	9/11 at 100.00	AA	(4)	$1,056,840

6,080	Kentucky Economic Development Finance Authority, Revenue Refunding and Improvement Bonds, Catholic Health Initiatives, Series 1998A, 5.000%, 12/01/27 (Pre-refunded 6/01/08)	6/08 at 101.00	AA	(4)	6,196,979

400	Kentucky State Property and Buildings Commission, Agency Fund Revenue Bonds, Project 66A, Series 2000, 5.750%, 5/01/20 (Pre-refunded 5/01/10) – MBIA Insured	5/10 at 100.00	AAA		420,876

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005:
2,795	5.000%, 8/01/22 (Pre-refunded 8/01/15) – FSA Insured	8/15 at 100.00	AAA		2,997,079
5,085	5.000%, 8/01/25 (Pre-refunded 8/01/15) – FSA Insured	8/15 at 100.00	AAA		5,452,646

5,860	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 72, Series 2001, 5.375%, 10/01/19 (Pre-refunded 10/01/11) – MBIA Insured	10/11 at 100.00	AAA		6,234,337

5,000	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 79, Series 2003, 5.000%, 10/01/22 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 100.00	AAA		5,327,200

6,000	Lexington-Fayette Urban County Government, Kentucky, First Mortgage Bonds, Public Facilities Corporation, Series 1998, 5.125%, 10/01/31 (Pre-refunded 7/15/08) – FSA Insured	7/08 at 102.00	AAA		6,190,380

650	Magoffin County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2000, 5.750%, 6/01/20 (Pre-refunded 6/01/10)	6/10 at 101.00	Aa3	(4)	690,814

410	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%, 7/01/32 (Pre-refunded 7/01/12) – FSA Insured	7/12 at 100.00	Aaa		434,584

	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
245	6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AAA		291,636
2,755	6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AAA		3,279,414

2,600	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 100.00	AAA		2,745,210

1,875	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Reset Option Long Certificates II-R-66, Series 1996Y, 6.680%, 7/01/36 (Pre-refunded 7/01/16) – MBIA Insured (IF)	7/16 at 100.00	AAA		2,297,288

4,250	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%, 7/01/36, (Pre-refunded 7/01/16) – MBIA Insured (UB)	7/16 at 100.00	AAA		4,728,593

2,800	Russell, Kentucky, Health System Revenue Bonds, Franciscan Health Partnership Inc. – Our Lady of Bellefonte Hospital, Series 1997, 5.500%, 7/01/15 (Pre-refunded 1/01/10)	1/10 at 100.00	Baa2	(4)	2,904,860
77,355	Total U.S. Guaranteed				82,249,796
	Utilities – 10.5%

1,175	Boone County, Kentucky, Collateralized Pollution Control Revenue Bonds, Dayton Power & Light Company, Series 2005A, 4.700%, 1/01/28 – FGIC Insured	7/15 at 100.00	AAA		1,157,833

	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B:
7,100	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	AAA		6,244,734
6,475	0.000%, 1/01/12 – AMBAC Insured	No Opt. Call	AAA		5,472,929
5,810	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	AAA		4,291,498
7,900	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	AAA		5,280,044
13,300	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	AAA		8,444,968

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – MBIA Insured	No Opt. Call	AAA		3,279,420

5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/24 – FGIC Insured	7/15 at 100.00	AAA		5,198,350

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/17 – MBIA Insured	7/15 at 100.00	AAA		2,136,720

5,000	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas & Electric Energy Corporation, Series 2007A, 4.600%, 6/01/33 – AMBAC Insured	6/17 at 100.00	AAA		4,723,550
56,760	Total Utilities				46,230,046

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Water and Sewer – 11.3%

$1,405	Christian County Water District, Kentucky, Waterworks Revenue Bonds, Series 1999, 6.000%, 1/01/30 – AMBAC Insured	10/09 at 101.00	Aaa	$1,473,522

1,000	Kentucky Rural Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term Program, Series 2001A, 5.375%, 2/01/20	2/11 at 102.00	N/R	1,042,830

4,990	Louisville and Jefferson County Metropolitan Government Board of Water Works, Kentucky, Water System Revenue Bonds, Series 2006, 5.000%, 11/15/29	11/16 at 100.00	AA+	5,155,119

	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 1997B:
3,540	5.350%, 5/15/22 – MBIA Insured	11/07 at 101.00	AAA	3,585,277
2,500	5.200%, 5/15/25 – MBIA Insured	11/07 at 101.00	AAA	2,530,350

3,200	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 1998A, 5.000%, 5/15/30 – FGIC Insured	5/08 at 101.00	AAA	3,223,904

16,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2001A, 5.500%, 5/15/34 – MBIA Insured (5)	11/11 at 101.00	AAA	16,842,719

	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2004A:
7,365	5.250%, 5/15/37 – FGIC Insured	5/14 at 101.00	AAA	7,624,543
750	5.000%, 5/15/38 – FGIC Insured	5/14 at 101.00	AAA	767,220

7,225	Northern Kentucky Water District, Revenue Refunding Bonds, Series 2002A, 5.000%, 2/01/27 – FGIC Insured	2/12 at 100.00	Aaa	7,336,192
47,975	Total Water and Sewer			49,581,676
$449,580	Total Investments (cost $437,262,540) – 101.6%			447,492,446

	Floating Rate Obligations – (2.2)%			(9,805,000)

	Other Assets Less Liabilities – 0.6%			2,585,000

	Net Assets – 100%			$440,272,446

Forward Swaps outstanding at August 31, 2007:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (6)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$9,000,000	Pay	3-Month USD-LIBOR	5.334%	Semi-Annually	2/21/08	2/21/35	$(140,739)
Royal Bank of Canada	5,300,000	Pay	SIFM	4.335	Quarterly	8/6/08	8/6/37	112,045
								$(28,694)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time it is formally determined that the interest on the bonds should be treated as taxable.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Portion of investment, with an aggregate market value of $715,816, has been pledged to collateralize the net payment obligations under forward swap contracts.

(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At August 31, 2007, the cost of investments was $427,466,477.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$13,367,904
Depreciation	(3,142,692)
Net unrealized appreciation (depreciation) of investments	$10,225,212

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 0.3%

$875	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$820,558
	Education and Civic Organizations – 4.5%

630	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/35	11/15 at 100.00	BBB–	578,214

380	Grand Traverse Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 4.750%, 11/01/32	11/17 at 100.00	BBB–	327,495

	Michigan Technological University, General Revenue Bonds, Series 2004A:
1,230	5.000%, 10/01/24 – MBIA Insured	10/13 at 100.00	AAA	1,262,361
1,850	5.000%, 10/01/29 – MBIA Insured	10/13 at 100.00	AAA	1,880,951

6,150	Wayne State University, Michigan, General Revenue Bonds, Series 1999, 5.125%, 11/15/29 – FGIC Insured	11/09 at 101.00	AAA	6,230,688
10,240	Total Education and Civic Organizations			10,279,709
	Health Care – 9.9%

3,530	Lake View Community Hospital Authority, Michigan, Hospital Revenue Refunding Bonds, Series 1997, 6.250%, 2/15/13	2/08 at 100.00	N/R	3,546,379

2,600	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A, 5.000%, 7/15/37	7/17 at 100.00	A	2,477,904

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Michigan Community Hospital, Series 1996, 6.250%, 10/01/27	10/07 at 101.00	BBB–	1,007,570

1,475	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Chelsea Community Hospital, Series 1998, 5.375%, 5/15/19	5/08 at 101.00	BBB	1,479,661

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Crittenton Hospital, Series 2002A, 5.625%, 3/01/27	3/12 at 101.00	A+	1,028,040

195	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community Hospital, Series 1995, 6.100%, 10/01/07	No Opt. Call	A–	195,207

500	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005, 5.000%, 5/15/37	5/15 at 100.00	BBB	442,645

1,400	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A, 5.000%, 5/15/26	5/15 at 100.00	Baa1	1,332,086

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series 2005, 5.000%, 11/15/36 – MBIA Insured	5/15 at 100.00	AAA	2,011,920

3,755	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	2/08 at 100.00	BB–	3,756,051

800	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006, 5.375%, 6/01/26	6/16 at 100.00	BBB–	778,744

1,600	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated Group, Series 1993, 6.000%, 8/01/23	2/08 at 100.00	B1	1,452,752

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Series 2001M:
1,000	5.250%, 11/15/31 – MBIA Insured	11/11 at 100.00	AAA	1,016,690
2,000	5.250%, 11/15/35 – MBIA Insured	11/11 at 100.00	AAA	2,030,340
22,855	Total Health Care			22,555,989
	Housing/Multifamily – 2.1%

1,200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%, 4/01/31 – FSA Insured (Alternative Minimum Tax)	7/15 at 100.00	AAA	1,196,688

6,000	Michigan Housing Development Authority, Section 8 Assisted Mortgage Revenue Bonds, Series 1983I, 0.000%, 4/01/14	No Opt. Call	AA	3,532,500
7,200	Total Housing/Multifamily			4,729,188

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Industrials – 0.9%

$2,000	Michigan Strategic Fund, Solid Waste Disposal Limited Obligation Revenue Bonds, Waste Management Inc., Series 2004, 4.500%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	BBB	$1,956,720
	Long-Term Care – 1.8%

1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005, 5.250%, 11/15/25	5/15 at 100.00	N/R	952,060

2,695	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 5.250%, 6/01/18	6/08 at 100.00	BBB–	2,678,372

	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian Village, Series 1998:
140	5.300%, 7/01/18	7/08 at 101.00	BBB+	140,340
260	5.375%, 7/01/28	7/08 at 101.00	BBB+	255,505
4,095	Total Long-Term Care			4,026,277
	Materials – 0.8%

1,750	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	1,718,885
	Tax Obligation/General – 35.4%

1,175	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/21	10/12 at 100.50	AAA	1,213,904

1,220	Caledonia Community Schools, Kent County, Michigan, General Obligation Bonds, Series 2007, Residuals 1018, 5.707%, 5/01/32 – MBIA Insured (IF)	5/17 at 100.00	AAA	1,215,925

1,020	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2003, 5.250%, 5/01/22	5/13 at 100.00	AA–	1,067,797

	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2005:
2,000	5.000%, 5/01/23 – MBIA Insured	5/15 at 100.00	AAA	2,070,020
2,085	5.000%, 5/01/24 – MBIA Insured	5/15 at 100.00	AAA	2,153,888
1,000	5.000%, 5/01/25 – MBIA Insured	5/15 at 100.00	AAA	1,029,120

1,850	Chippewa Valley Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/24 – MBIA Insured	5/15 at 100.00	AAA	1,911,124

4,085	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/20 – AMBAC Insured	4/14 at 100.00	AAA	4,277,894

11,000	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building Authority Stadium Bonds, Series 1997, 5.250%, 2/01/27 – FGIC Insured	2/08 at 101.00	AAA	11,172,037

1,245	Edwardsburg Public School, Cass County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/24 – FSA Insured	5/14 at 100.00	AAA	1,281,516

4,350	Hartland Consolidated School District, Livingston County, Michigan, General Obligation Refunding Bonds, Series 2001, 5.125%, 5/01/29	5/11 at 100.00	AA–	4,428,344

1,675	Hopkins Public Schools, Allegan County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/25 – MBIA Insured	5/17 at 100.00	AAA	1,733,977

2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/24	11/13 at 100.00	AA–	2,053,200

1,000	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004, 5.000%, 5/01/22 – FSA Insured	5/14 at 100.00	AAA	1,033,120

1,715	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 – FSA Insured	5/16 at 100.00	AAA	1,772,761

1,030	Kent County, Michigan, General Obligation Bonds, Series 2004A, 5.000%, 12/01/22	12/14 at 100.00	AAA	1,070,531

1,300	Lansing Community College, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/20 – MBIA Insured	5/13 at 100.00	AAA	1,348,568

2,700	Livonia Public Schools, Wayne County, Michigan, Unlimited Tax General School Building and Site Bonds, Series 1992-II, 0.000%, 5/01/08 – FGIC Insured	No Opt. Call	AAA	2,633,958

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/General (continued)

$1,200	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007, 4.625%, 5/01/37 – XLCA Insured	5/17 at 100.00	AAA	$1,162,272

1,500	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005, 5.000%, 6/01/18 – FSA Insured	6/15 at 100.00	AAA	1,566,570

2,800	Michigan Municipal Bond Authority, Local Government Loan Program Revenue Bonds, Pontiac School District, Series 1991C, 0.000%, 6/15/08 – FSA Insured	No Opt. Call	AAA	2,719,136

3,250	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A, 5.250%, 5/01/21	5/13 at 100.00	AA–	3,441,295

2,000	Muskegon Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/20 – FSA Insured	5/14 at 100.00	AAA	2,077,940

545	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/36 – FSA Insured	5/17 at 100.00	AAA	559,039

1,620	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/24 – MBIA Insured	5/15 at 100.00	AAA	1,673,525

	Okemos Public School District, Ingham County, Michigan, General Obligation Refunding Bonds, Series 1993:
1,000	0.000%, 5/01/17 – MBIA Insured	No Opt. Call	AAA	658,870
1,020	0.000%, 5/01/18 – MBIA Insured	No Opt. Call	AAA	638,306

4,000	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%, 8/01/30 – MBIA Insured	8/17 at 100.00	Aaa	4,127,720

905	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Series 2007, Residuals 07-1017, 5.706%, 5/01/36 – FSA Insured (IF)	5/17 at 100.00	AAA	881,732

1,400	South Redford School District, Wayne County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/21 – FGIC Insured	11/14 at 100.00	AAA	1,453,942

1,370	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/32 – MBIA Insured	5/17 at 100.00	AAA	1,410,675

1,150	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – FSA Insured	11/14 at 100.00	AAA	1,223,336

1,915	West Bloomfield School District, Oakland County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/20 – FSA Insured	5/15 at 100.00	AAA	1,999,107

3,270	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Refunding Bonds, Series 1992, 0.000%, 5/01/17 – FGIC Insured	No Opt. Call	AAA	2,154,505

5,175	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – MBIA Insured	No Opt. Call	AAA	5,789,945

3,170	Zeeland Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/22 – FGIC Insured	5/15 at 100.00	AAA	3,288,273
79,740	Total Tax Obligation/General			80,293,872
	Tax Obligation/Limited – 13.3%

1,190	Detroit, Michigan, Building Authority Revenue Bonds, District Court Madison Center, Series 1996A, 6.150%, 2/01/11	2/08 at 100.00	A	1,191,797

	Grand Rapids Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Series 1994:
3,985	0.000%, 6/01/17 – MBIA Insured	No Opt. Call	AAA	2,618,424
3,295	0.000%, 6/01/18 – MBIA Insured	No Opt. Call	AAA	2,056,410
1,650	6.875%, 6/01/24 – MBIA Insured	12/07 at 100.00	AAA	1,709,483

3,960	Michigan Building Authority, Revenue Bonds, Series 2006IA, 5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	AAA	4,042,685

6,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	AAA	2,832,540

1,230	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/34 – AMBAC Insured	6/17 at 100.00	AAA	1,255,129

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I:
$2,720	5.500%, 10/15/19	10/11 at 100.00	A+		$2,878,277
5,000	5.000%, 10/15/24	10/11 at 100.00	A+		5,077,800

4,400	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%, 10/15/30 – AMBAC Insured	10/15 at 100.00	AAA		4,504,456

2,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II, 5.000%, 10/15/22 – MBIA Insured	10/13 at 100.00	AAA		2,061,520
35,430	Total Tax Obligation/Limited				30,228,521
	Transportation – 1.3%

3,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 1998B, 5.000%, 12/01/28 – MBIA Insured	12/08 at 101.00	AAA		3,030,210
	U.S. Guaranteed – 13.0% (3)

295	Cedar Springs Public School District, Kent and Newaygo Counties, Michigan, General Obligation Bonds, Series 2003, 5.125%, 5/01/32 (Pre-refunded 5/01/13)	5/13 at 100.00	AA–	(3)	314,977

250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 5.125%, 5/01/31 (Pre-refunded 5/01/12) – FSA Insured	5/12 at 100.00	AAA		265,403

3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001A, 5.125%, 7/01/31 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AAA		3,155,160

2,505	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/25 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	Aaa		2,662,840

3,750	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/31 (Pre-refunded 7/15/11)	7/11 at 101.00	AA	(3)	4,022,100

1,000	Livonia Municipal Building Authority, Wayne County, Michigan, General Obligation Bonds, Series 2001, 5.000%, 5/01/27 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 100.00	AAA		1,033,320

250	Michigan Municipal Bond Authority, Wayne County, Local Government Loan Program Revenue Bonds, Series 1991A, 4.750%, 12/01/09 (Pre-refunded 9/05/07) – FGIC Insured	9/07 at 100.00	AAA		250,025

75	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%, 5/01/12 (ETM)	No Opt. Call	A3	(3)	80,409

5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.125%, 11/15/26 (Pre-refunded 11/15/09)	11/09 at 101.00	AAA		5,294,300

2,200	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 1999A, 6.000%, 11/15/24 (Pre-refunded 11/15/09)	11/09 at 101.00	A1	(3)	2,325,180

3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)	3/13 at 100.00	A1	(3)	3,262,470

605	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 5.250%, 6/01/18 (Pre-refunded 6/01/08)	6/08 at 100.00	N/R	(3)	611,588

1,500	Michigan, Certificates of Participation, Series 2000, 5.500%, 6/01/20 (Pre-refunded 6/01/10) – AMBAC Insured	6/10 at 100.00	AAA		1,569,690

1,235	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation Bonds, Series 2000I, 5.750%, 5/01/19 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 100.00	AAA		1,299,455

1,500	Southgate Community School District, Wayne County, Michigan, General Obligation Bonds, Series 1999, 5.000%, 5/01/25 (Pre-refunded 5/01/09) – FGIC Insured	5/09 at 100.00	AAA		1,531,695

1,625	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Series 2004, 5.250%, 5/01/22 (Pre-refunded 5/01/14) – MBIA Insured	5/14 at 100.00	AAA		1,761,045
27,790	Total U.S. Guaranteed				29,439,657
	Utilities – 4.5%

1,000	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2003A, 5.000%, 7/01/21 – FSA Insured	7/13 at 100.00	AAA		1,034,570

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Utilities (continued)

$1,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 – AMBAC Insured	1/12 at 100.00	AAA	$1,037,940

925	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%, 5/01/12	No Opt. Call	A3	966,718

3,300	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative Minimum Tax)	9/11 at 100.00	A3	3,369,465

1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	AAA	1,263,770

4,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%, 7/01/17 – MBIA Insured	No Opt. Call	AAA	2,536,840
11,225	Total Utilities			10,209,303
	Water and Sewer – 11.0%

5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A, 5.000%, 7/01/34 – FSA Insured	7/16 at 100.00	AAA	5,083,600

2,500	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.000%, 7/01/30 – FGIC Insured	7/11 at 100.00	AAA	2,523,675

2,495	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/25 – MBIA Insured	7/13 at 100.00	AAA	2,538,363

4,455	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 0.000%, 7/01/19 – FGIC Insured	No Opt. Call	AAA	2,622,035

4,000	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 – MBIA Insured	7/15 at 100.00	AAA	4,105,320

1,625	Lansing, Michigan, Sewerage Disposal System Revenue Bonds, Series 2003, 5.000%, 5/01/21 – FGIC Insured	5/14 at 100.00	AAA	1,683,841

2,075	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005, 5.000%, 10/01/19	10/15 at 100.00	AAA	2,187,714

4,055	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24	10/14 at 100.00	AAA	4,197,817
26,205	Total Water and Sewer			24,942,365
$232,405	Total Investments (cost $216,869,043) – 98.8%			224,231,254

	Other Assets Less Liabilities – 1.2%			2,749,500

	Net Assets – 100%			$226,980,754

Forward Swaps outstanding at August 31, 2007:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (4)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley	$1,900,000	Pay	3-Month USD-LIBOR	5.335%	Semi-Annually	2/21/08	2/21/30	$(24,194)
Royal Bank of Canada	2,600,000	Pay	SIFM	4.335	Quarterly	8/6/08	8/6/37	54,965
								$30,771

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At August 31, 2007, the cost of investments was $216,940,342.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$8,981,451
Depreciation	(1,690,539)
Net unrealized appreciation (depreciation) of investments	$7,290,912

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Discretionary – 0.9%

$3,225	St. Louis Industrial Development Authority, Missouri, Senior Lien Revenue Bonds, St. Louis Convention Center Headquarters Hotel, Series 2000A, 0.000%, 7/15/15 – AMBAC Insured	No Opt. Call	AAA	$2,328,611
	Consumer Staples – 4.8%

3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (Alternative Minimum Tax)	5/08 at 101.00	AA–	3,029,760

8,555	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)	No Opt. Call	AA–	9,028,858
11,555	Total Consumer Staples			12,058,618
	Education and Civic Organizations – 5.0%

1,500	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2006, 5.000%, 11/01/26	11/15 at 100.00	AA	1,548,105

1,000	Lincoln University, Missouri, Auxillary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 – AGC Insured	6/17 at 100.00	AAA	1,025,460

1,100	Missouri Health and Educational Facilities Authority, Revenue Bonds, Barstow School, Series 1998, 5.250%, 10/01/23	10/08 at 100.00	N/R	1,100,352

900	Missouri Health and Educational Facilities Authority, Revenue Bonds, Stephens College, Series 1999, 6.000%, 6/01/24	6/08 at 102.00	A1	925,533

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2001A, 5.500%, 6/15/16	No Opt. Call	AAA	1,112,990

1,360	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2001, 5.500%, 4/01/18 – MBIA Insured	4/11 at 100.00	Aaa	1,432,760

3,500	Missouri Health and Educational Facilities Authority, Washington University Revenue Bonds, Series 2007B, 4.500%, 1/15/36	1/17 at 100.00	AAA	3,283,910

2,060	Southeast Missouri State University, System Facilities Revenue Refunding and Improvement Bonds, Series 2001, 5.000%, 4/01/26 – MBIA Insured	4/11 at 100.00	Aaa	2,088,222
12,420	Total Education and Civic Organizations			12,517,332
	Health Care – 10.8%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,290	5.000%, 6/01/27	6/17 at 100.00	N/R	1,220,959
2,500	5.000%, 6/01/36	6/17 at 100.00	N/R	2,308,425

2,520	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional Medical Center, Series 2007, 5.000%, 12/01/37	12/17 at 100.00	N/R	2,168,460

1,250	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/29	2/15 at 102.00	BBB+	1,254,988

1,000	Missouri Health & Educational Facilities Authority, Saint Lukes Episcopal – Presbyterian Hospitals Revenue Bonds, Series 2001, 5.250%, 12/01/26 – FSA Insured	6/11 at 101.00	AAA	1,022,460

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2003, 5.125%, 5/15/25	5/13 at 100.00	AA	1,012,250

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2005A, 5.000%, 5/15/22	5/15 at 100.00	AA	1,013,650

500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Capital Region Medical Center, Series 1998, 5.250%, 11/01/23	11/07 at 100.00	BBB+	495,395

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Freeman Health System, Series 1998:
1,500	5.250%, 2/15/18	2/08 at 102.00	BBB+	1,503,210
1,300	5.250%, 2/15/28	2/08 at 102.00	BBB+	1,256,476

2,750	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2003, 5.700%, 2/15/34	2/14 at 100.00	BBB+	2,783,495

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Health Care (continued)

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
$2,650	0.000%, 9/01/17 – MBIA Insured	No Opt. Call	AAA	$1,722,076
4,740	0.000%, 9/01/21 – MBIA Insured	No Opt. Call	AAA	2,493,904
6,300	0.000%, 9/01/22 – MBIA Insured	No Opt. Call	AAA	3,143,007

1,000	New Liberty Hospital District, Missouri, Revenue Bonds, Series 2001, 5.000%, 12/01/21 – AMBAC Insured	12/11 at 100.00	AAA	1,015,790

2,880	Taney County Industrial Development Authority, Missouri, Hospital Revenue Bonds, Skaggs Community Hospital Association, Series 1998, 5.400%, 5/15/28	5/08 at 101.00	BBB	2,825,914
34,180	Total Health Care			27,240,459
	Housing/Multifamily – 2.7%

1,320	Clay County Industrial Development Authority, Missouri, GNMA Multifamily Housing Revenue Bonds, Oak Creek Apartments, Series 2002, 6.125%, 7/20/25 (Alternative Minimum Tax)	7/13 at 105.00	AAA	1,386,251

	Missouri Housing Development Commission, GNMA Collateralized Multifamily Housing Revenue Bonds, JB Hughes Apartments I and II, Series 2002G:
244	6.200%, 5/20/19	5/12 at 105.00	Aaa	256,178
975	6.300%, 5/20/37	5/12 at 105.00	Aaa	1,015,502

2,380	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Mansion Apartments II, Series 1999, 6.125%, 4/01/22 (Alternative Minimum Tax)	4/08 at 102.00	N/R	2,394,494

1,805	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Subordinate Lien Housing Revenue Refunding Bonds, Southfield and Oak Forest II Apartments, Series 2002A, 5.200%, 1/20/36	1/09 at 105.00	AAA	1,826,895
6,724	Total Housing/Multifamily			6,879,320
	Housing/Single Family – 4.2%

	Missouri Housing Development Commission, GNMA Single Family Remarketed Mortgage Revenue Bonds, Homeownership Loan Program, Series 1995B:
255	6.375%, 9/01/20 (Alternative Minimum Tax)	9/07 at 101.00	N/R	257,514
205	6.450%, 9/01/27 (Alternative Minimum Tax)	9/07 at 101.00	N/R	207,097

90	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1996D, 6.125%, 3/01/28 (Alternative Minimum Tax)	1/08 at 101.00	AAA	91,553

55	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)	9/07 at 104.00	AAA	55,775

110	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1998B-2, 6.400%, 3/01/29 (Alternative Minimum Tax)	3/08 at 105.00	AAA	112,526

260	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2000A-1, 6.300%, 9/01/25 (Alternative Minimum Tax)	9/09 at 100.00	AAA	262,470

195	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2000B-1, 6.200%, 9/01/25 (Alternative Minimum Tax)	3/10 at 100.00	AAA	200,247

2,450	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)	9/14 at 100.00	AAA	2,530,997

4,210	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2006E-1, 5.600%, 3/01/37 (Alternative Minimum Tax)	3/16 at 104.50	AAA	4,489,628

2,360	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)	9/16 at 100.00	AAA	2,224,158
10,190	Total Housing/Single Family			10,431,965
	Long-Term Care – 5.5%

1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.500%, 2/01/35	2/14 at 100.00	N/R	1,005,580

4,250	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A, 5.875%, 11/15/29	11/08 at 102.00	N/R	4,131,553

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Long-Term Care (continued)

$2,525	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/32	8/17 at 100.00	N/R	$2,369,561

1,285	Missouri Development Finance Board, Healthcare Facilities Revenue Bonds, Lutheran Home for the Aged, Series 2001A, 5.600%, 11/01/21	11/11 at 100.00	A2	1,315,763

2,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A, 4.875%, 2/01/37	2/17 at 100.00	N/R	1,809,280

1,200	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Healthcare Facilities Revenue Bonds, Mary, Queen and Mother Association, Series 2001, 5.400%, 9/20/34	3/10 at 102.00	AAA	1,230,432

2,000	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.500%, 9/01/28	9/17 at 100.00	N/R	1,935,940
14,260	Total Long-Term Care			13,798,109
	Materials – 0.4%

1,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)	6/13 at 101.00	BBB	1,001,740
	Tax Obligation/General – 16.5%

1,500	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Series 2005, 5.250%, 3/01/24 – FSA Insured	No Opt. Call	AAA	1,582,170

2,000	Cass County Reorganized School District R-II, Raymore and Peculiar, Missouri, General Obligation Bonds, Series 2002, 5.250%, 3/01/20 – FSA Insured	3/12 at 100.00	AAA	2,115,100

540	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2001C, 5.200%, 3/01/21	3/12 at 100.00	AA+	566,060

1,280	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2002B, 5.000%, 3/01/22 – FSA Insured	3/12 at 100.00	AAA	1,310,003

1,000	Greene County Reorganized School District R8, Missouri, General Obligation Bonds, Series 2002, 5.250%, 3/01/20 – FSA Insured	3/12 at 100.00	AAA	1,057,550

2,500	Hickman Mills C-1 School District, Jackson County, Missouri, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 – FSA Insured	3/13 at 100.00	AAA	2,587,500

1,450	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/21 – MBIA Insured	3/14 at 100.00	Aaa	1,501,794

3,000	Kansas City, Missouri, General Obligation Bonds, Series 2004F, 5.000%, 2/01/24	2/14 at 100.00	AA	3,097,020

2,000	Miller County School District R-2, Osage, Missouri, General Obligation Bonds, Series 2006, 5.000%, 3/01/24 – FSA Insured	3/16 at 100.00	AAA	2,073,560

	Missouri School Boards Association, Lease Participation Certificates, Clay County School District 53 Liberty, Series 2007:
1,070	5.250%, 3/01/26 (WI/DD, Settling 9/20/07) – FSA Insured	3/17 at 100.00	AAA	1,127,673
625	5.250%, 3/01/27 (WI/DD, Settling 9/20/07) – FSA Insured	3/17 at 100.00	AAA	657,213

1,250	Nixa Reorganized School District R 02, Missouri, General Obligation Bonds, Series 2006, 5.250%, 3/01/24 – FSA Insured	3/16 at 100.00	AAA	1,326,038

4,500	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Series 2005, 5.000%, 3/01/25	3/15 at 100.00	AA+	4,634,685

1,500	Ozark R-6 School District, Christian County, Missouri, General Obligation Bonds, Series 2007, 5.000%, 9/01/25 – FSA Insured	9/17 at 100.00	AAA	1,551,915

1,000	Pevely, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/24 – RAAI Insured	3/13 at 100.00	AA	1,006,400

2,275	Platte County Reorganized School District R3, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/20 – MBIA Insured	3/14 at 100.00	AAA	2,363,429

750	Polk County R-1 School District, Bolivar, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2000, 5.700%, 3/01/20	3/10 at 100.00	AA+	782,865

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/General (continued)

	Springfield School District R12, Missouri, General Obligation Bonds, Series 2003:
$2,875	5.125%, 3/01/20 – FGIC Insured	3/13 at 100.00	AAA	$3,020,964
3,000	5.000%, 3/01/22 – FGIC Insured	3/13 at 100.00	AAA	3,084,150
1,250	5.000%, 3/01/23 – FGIC Insured	3/13 at 100.00	AAA	1,282,600

1,605	St. Louis Board of Education, Missouri, General Obligation Refunding Bonds, Series 2003A, 5.000%, 4/01/20 – FSA Insured	4/13 at 100.00	AAA	1,666,231

1,345	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2000, 6.500%, 3/01/14 – FGIC Insured	No Opt. Call	AAA	1,548,418

1,450	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/20 – FSA Insured	3/14 at 100.00	AAA	1,544,816
39,765	Total Tax Obligation/General			41,488,154
	Tax Obligation/Limited – 21.0%

510	Brentwood, Missouri, Tax Increment Refunding Bonds, Promenade Project, Series 2002, 4.700%, 4/01/19 – RAAI Insured	4/09 at 100.00	AA	511,928

1,290	Cape Girardeau County Building Corporation, Missouri, Leasehold Revenue Bonds, Reorganized School District R-02, Jackson R-II School District High School Project, Series 2005, 5.250%, 3/01/21 – MBIA Insured	3/16 at 100.00	AAA	1,370,354

1,875	Christian County Public Building Corporation, Missouri, Leasehold Revenue Bonds, Justice Center Project, Series 2000, 5.450%, 6/01/15 – RAAI Insured	6/10 at 100.00	AA	1,940,869

420	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.250%, 8/01/31	8/14 at 100.00	N/R	420,101

1,035	Dunklin County, Missouri, Certificates of Participation, Series 2004, 5.000%, 12/01/19 – FGIC Insured	12/14 at 100.00	AAA	1,093,177

2,560	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006, 4.500%, 4/01/21	4/14 at 100.00	N/R	2,562,790

1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28	6/16 at 100.00	N/R	1,520,578

3,000	Harrisonville, Missouri, Lease Participation Certificates, Series 2003, 5.000%, 12/01/22 – XLCA Insured	12/13 at 100.00	AAA	3,074,970

2,525	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/14 at 102.00	N/R	2,487,857

3,885	Missouri Association of Rural Education, Pulaski County, Certificates of Participation, Waynesville School District R-6, Series 2004, 5.100%, 3/01/24 – MBIA Insured	3/09 at 100.00	AAA	3,948,092

2,335	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Crackerneck Creek Project, Series 2006C, 5.000%, 3/01/28	3/16 at 100.00	A+	2,305,532

4,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Santa Fe Redevelopment Project, Series 2001, 5.250%, 4/01/23	4/11 at 100.00	A+	4,038,800

1,920	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 5.000%, 6/01/35	6/15 at 100.00	BBB+	1,762,330

450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.750%, 3/01/19 – MBIA Insured	3/10 at 101.00	AAA	474,669

1,705	O’Fallon, Missouri, Certificates of Participation, Series 2002, 5.250%, 2/01/15 – MBIA Insured	2/12 at 100.00	Aaa	1,803,805

1,000	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	5/12 at 102.00	N/R	945,360

7,690	Pettis County School District 200, Sedalia, Missouri, Certificates of Participation, Missouri Rural Education, Series 2007, 5.000%, 3/01/27 – AGC Insured	3/17 at 100.00	AAA	7,862,179

3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21	No Opt. Call	BBB–	3,271,620

1,050	Riverside Industrial Development Authority, Missouri, Industrial Development Revenue Bonds, Riverside Horizon, Series 2007A, 5.000%, 5/01/27 – ACA Insured	5/17 at 100.00	A	992,733

1,170	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20	5/15 at 100.00	BBB	1,174,668

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

$1,945	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Exposition Center, Series 2002A, 5.000%, 6/01/27 – AMBAC Insured	6/12 at 100.00	Aaa		$1,969,021

2,950	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured	6/10 at 100.00	AAA		3,126,086

2,500	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Series 2004, 5.000%, 3/01/24 – AMBAC Insured	3/14 at 100.00	Aaa		2,554,925

600	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.500%, 11/01/27	11/14 at 100.00	N/R		588,138

1,000	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.500%, 11/01/27	11/14 at 100.00	N/R		980,230
52,100	Total Tax Obligation/Limited				52,780,812
	Transportation – 4.1%

2,000	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International Airport, Series 2001, 5.000%, 4/01/23 – AMBAC Insured (Alternative Minimum Tax)	4/11 at 101.00	AAA		2,018,340

	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement Bonds, LCRA Parking Facilities, Series 1999C:
1,000	7.000%, 9/01/19	9/09 at 102.00	N/R		1,026,720
2,400	7.050%, 9/01/24	9/09 at 102.00	N/R		2,453,880

	St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A:
3,450	5.250%, 7/01/16 – FSA Insured	7/13 at 100.00	AAA		3,647,375
1,000	5.250%, 7/01/18 – FSA Insured	7/13 at 100.00	AAA		1,049,020
9,850	Total Transportation				10,195,335
	U.S. Guaranteed – 11.9% (3)

4,500	Cape Girardeau County, Missouri, Single Family Mortgage Revenue Bonds, Series 1983, 0.000%, 12/01/14 (ETM)	No Opt. Call	Aaa		3,374,415

	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2003A:
1,000	5.000%, 11/01/21 (Pre-refunded 11/01/13)	11/13 at 100.00	AA	(3)	1,066,220
1,200	5.000%, 11/01/31 (Pre-refunded 11/01/13)	11/13 at 100.00	AA	(3)	1,279,464

1,025	Excelsior Springs School District, Missouri, Leasehold Revenue Bonds, Series 1994, 0.000%, 3/01/14 – FSA Insured (ETM)	No Opt. Call	AAA		792,868

2,500	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)	10/12 at 100.00	N/R	(3)	2,776,675

235	Greene County, Missouri, Single Family Mortgage Revenue Bonds, Series 1984, 0.000%, 3/01/16 (ETM)	No Opt. Call	Aaa		165,029

1,000	Jefferson City School District, Missouri, General Obligation Bonds, Series 1991A, 6.700%, 3/01/11 (ETM)	No Opt. Call	Aa2	(3)	1,055,180

1,000	Kansas City Metropolitan Community Colleges Building Corporation, Missouri, Leasehold Revenue Bonds, Junior College District of Metropolitan Kansas City, Series 2001, 5.500%, 7/01/18 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	Aaa		1,063,180

1,500	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox Village, Series 2002, 5.700%, 8/15/22 (Pre-refunded 8/15/12)	8/12 at 101.00	N/R	(3)	1,622,730

2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Riverside-Quindaro Bend Levee District L-385, Series 2001, 5.800%, 3/01/20 (Pre-refunded 3/01/10)	3/10 at 100.00	N/R	(3)	2,082,660

1,500	Missouri Development Finance Board, Kansas City, Infrastructure Facilities Revenue Bonds, Midtown Redevelopment Project, Series 2000A, 5.750%, 4/01/22 (Pre-refunded 4/01/10) – MBIA Insured	4/10 at 100.00	AAA		1,575,990

1,895	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 1994A, 6.750%, 5/15/14 (ETM)	No Opt. Call	Aaa		2,215,084

2,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Anthony’s Medical Center, Series 2000, 6.250%, 12/01/30 (Pre-refunded 12/01/10)	12/10 at 101.00	A	(3)	2,170,840

500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%, 7/01/36 (Pre-refunded 7/01/16)	7/16 at 100.00	Aaa		556,305

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (3) (continued)

$450	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/20 (Pre-refunded 3/01/14) – FSA Insured	3/14 at 100.00	AAA		$486,864

1,240	St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Carnahan Courthouse, Series 2002A, 5.750%, 2/15/17 (Pre-refunded 2/15/12) – FGIC Insured	2/12 at 100.00	Aaa		1,342,722

5,000	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.000%, 7/01/26 (Pre-refunded 7/01/11) – MBIA Insured	7/11 at 100.00	AAA		5,232,800

950	Texas County, Missouri, Hospital Revenue Bonds, Texas County Memorial Hospital, Series 2000, 7.250%, 6/15/25 (Pre-refunded 6/15/10)	6/10 at 100.00	N/R	(3)	1,034,959
29,495	Total U.S. Guaranteed				29,893,985
	Utilities – 3.8%

2,710	Columbia, Missouri, Water and Electric Revenue Bonds, Series 2002A, 5.000%, 10/01/26 – AMBAC Insured	10/12 at 100.00	AAA		2,761,002

1,195	Nixa, Missouri, Electric System Revenue Bonds, Series 2005, 5.000%, 4/01/25 – XLCA Insured	4/13 at 100.00	AAA		1,214,431

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – MBIA Insured	No Opt. Call	AAA		2,186,280

3,030	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996, 6.000%, 6/01/14 – MBIA Insured	No Opt. Call	AAA		3,413,204
8,935	Total Utilities				9,574,917
	Water and Sewer – 6.7%

1,825	Kansas City, Missouri, Sewerage System Revenue Bonds, Series 2002D-1, 5.375%, 1/01/22	1/12 at 100.00	AA		1,913,458

3,385	Metropolitan St. Louis Sewerage District, Missouri, Revenue Bonds, Wastewater System, Series 2004A, 5.000%, 5/01/20 – MBIA Insured	5/14 at 100.00	AAA		3,517,692

1,600	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	AAA		1,650,928

2,965	Missouri Enviromental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (UB)	12/16 at 100.00	AAA		2,727,652

1,635	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Refunding Bonds, Tri-County Water Authority, Series 1999, 6.000%, 4/01/22 – RAAI Insured	4/09 at 100.00	AA		1,677,919

1,345	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, Series 2003B, 5.125%, 1/01/21	1/13 at 100.00	Aaa		1,410,892

1,000	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2005A, 5.000%, 7/01/25	7/15 at 100.00	Aaa		1,036,320

	St. Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2002A:
750	5.000%, 12/01/26 – MBIA Insured	12/11 at 100.00	Aaa		758,955
1,000	5.250%, 12/01/28 – MBIA Insured	12/11 at 100.00	Aaa		1,027,910

1,000	West Plains, Missouri, Sewerage System Revenue Bonds, Series 2004, 5.125%, 7/01/24 – FSA Insured	7/12 at 100.00	AAA		1,036,880
16,505	Total Water and Sewer				16,758,606
$250,204	Total Investments (cost $241,759,724) – 98.3%				246,947,963

	Floating Rate Obligations – (0.8)%				(1,975,000)

	Other Assets Less Liabilities – 2.5%				6,334,450

	Net Assets – 100%				$251,307,413

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

August 31, 2007

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At August 31, 2007, the cost of investments was $239,762,319.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$7,811,753
Depreciation	(2,601,490)
Net unrealized appreciation (depreciation) of investments	$5,210,263

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 1.2%

$6,550	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$6,142,459
	Education and Civic Organizations – 7.8%

4,090	Cleveland State University, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 6/01/23 – FGIC Insured	6/13 at 100.00	AAA	4,200,635

	Ohio Higher Education Facilities Commission, General Revenue Bonds, Case Western Reserve University, Series 2004A:
2,310	5.000%, 12/01/16 – AMBAC Insured	12/13 at 100.00	AAA	2,428,272
2,825	5.000%, 12/01/17 – AMBAC Insured	12/13 at 100.00	AAA	2,956,928
2,975	5.000%, 12/01/18 – AMBAC Insured	12/13 at 100.00	AAA	3,102,122

3,850	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	7/16 at 100.00	A+	3,859,279

1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series 2003, 5.125%, 10/01/24	10/13 at 100.00	AA	1,799,788

910	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 1990B, 6.500%, 10/01/20	No Opt. Call	AA–	1,080,197

	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series 2005:
1,000	5.000%, 12/01/24	12/15 at 100.00	Baa2	967,920
1,000	5.000%, 12/01/29	12/15 at 100.00	Baa2	941,690

2,730	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004, 5.000%, 11/01/20	11/14 at 100.00	AA	2,832,129

	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2004:
1,315	5.000%, 12/01/25 – AMBAC Insured	12/14 at 100.00	AAA	1,349,059
1,060	5.000%, 12/01/27 – AMBAC Insured	12/14 at 100.00	AAA	1,083,521

	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series 2001:
1,200	5.500%, 12/01/21	12/11 at 100.00	Baa2	1,217,340
2,075	5.000%, 12/01/26	12/11 at 100.00	Baa2	1,984,613

2,000	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series 2006, 5.000%, 12/01/44 – MBIA Insured	12/16 at 100.00	AAA	2,024,240

	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004:
1,855	5.000%, 12/01/21 – MBIA Insured	6/14 at 100.00	AAA	1,921,669
1,900	5.000%, 12/01/23 – MBIA Insured	6/14 at 100.00	AAA	1,959,660

1,675	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004A, 5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	AAA	1,736,205

	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D:
1,325	5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AAA	1,363,491
1,005	5.000%, 6/01/26 – AMBAC Insured	6/14 at 100.00	AAA	1,029,492

1,025	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004E, 5.000%, 6/01/21 – AMBAC Insured	12/14 at 100.00	AAA	1,064,821
39,875	Total Education and Civic Organizations			40,903,071
	Health Care – 10.0%

7,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/24	11/09 at 101.00	Baa1	7,019,810

1,065	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Series 2003, 5.250%, 11/15/25 – FSA Insured	11/13 at 100.00	Aaa	1,095,842

9,570	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center Project, Series 2006K, 4.375%, 5/15/32 – FGIC Insured (UB)	5/16 at 100.00	Aaa	8,577,495

1,000	Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System, Series 1997, 5.625%, 2/15/17 – MBIA Insured	2/08 at 101.00	AAA	1,021,260

4,400	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	AA–	4,737,348

2,500	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A, 5.625%, 8/15/32	8/12 at 101.00	A	2,562,750

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Health Care (continued)

$6,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2006, 5.250%, 8/15/46	8/16 at 100.00	A	$5,945,700

130	Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross Health System Corporation, Series 1996, 5.800%, 6/01/16	6/08 at 100.00	Aa2	131,409

2,000	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A–	1,963,620

4,000	Middleburg Heights, Ohio, Hospital Improvement Revenue Refunding Bonds, Southwest General Hospital, Series 1995, 5.625%, 8/15/15 – FSA Insured	8/08 at 102.00	AAA	4,138,840

7,000	Montgomery County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Kettering Medical Center, Series 1996, 6.250%, 4/01/20 – MBIA Insured	No Opt. Call	AAA	8,211,140

2,520	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/32	No Opt. Call	AA	2,523,377

665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/22	11/10 at 101.00	A–	700,617

2,700	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.250%, 11/15/36	11/16 at 100.00	A–	2,683,800

1,200	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series 2001, 5.250%, 10/01/31 – RAAI Insured	10/11 at 101.00	AA	1,179,024
51,750	Total Health Care			52,492,032
	Housing/Multifamily – 4.3%

1,055	Clark County, Ohio, Multifamily Housing Revenue Bonds, Church of God Retirement Home, Series 1998, 6.250%, 11/01/30 (Alternative Minimum Tax)	11/08 at 103.00	N/R	1,027,834

3,045	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Carriage House Apartments Project, Series 2002, 5.400%, 3/20/37	9/11 at 102.00	Aaa	3,111,838

2,705	Henry County, Ohio, GNMA Collateralized Healthcare Facility Revenue Bonds, Alpine Village Project, Series 1999, 6.375%, 2/20/41	8/09 at 102.00	Aaa	2,830,242

1,810	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (WI/DD, Settling 9/13/07) (Alternative Minimum Tax)	10/18 at 101.00	Aaa	1,813,059

4,985	Ohio Capital Corporation for Housing, FHA-Insured Section 8 Assisted Mortgage Loan Revenue Refunding Bonds, Series 1999D, 5.950%, 2/01/23	2/09 at 102.00	Aa2	5,156,384

2,300	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Warren Heights Project, GNMA Collateralized, Series 2007, 5.100%, 11/20/48 (Alternative Minimum Tax)	No Opt. Call	Aaa	2,237,325

4,000	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Collinson Apartments, Series 2006A, 4.800%, 3/20/48 (Alternative Minimum Tax)	3/17 at 102.00	Aaa	3,625,400

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aaa	2,800,200
22,900	Total Housing/Multifamily			22,602,282
	Housing/Single Family – 0.6%

1,245	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 – FSA Insured (Alternative Minimum Tax)	3/08 at 101.50	AAA	1,255,769

80	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 1999C, 5.750%, 9/01/30 (Alternative Minimum Tax)	7/09 at 100.00	Aaa	80,554

2,000	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	Aaa	1,944,180
3,325	Total Housing/Single Family			3,280,503
	Industrials – 2.1%

390	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program – Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)	11/15 at 100.00	N/R	380,129

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Industrials (continued)

$2,200	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc., Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)	5/08 at 102.00	N/R	$2,176,900

6,300	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. – Guarantors, Series 1998A, 5.625%, 2/01/18	2/08 at 102.00	AAA	6,459,705

	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-4:
500	5.000%, 6/01/15 (Alternative Minimum Tax)	6/12 at 102.00	AA–	515,645
675	5.450%, 6/01/22 (Alternative Minimum Tax)	6/12 at 102.00	AA–	697,707

1,020	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 5.850%, 12/01/22 (Alternative Minimum Tax)	No Opt. Call	AA–	1,070,072
11,085	Total Industrials			11,300,158
	Long-Term Care – 2.9%

3,120	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Heinzerling Foundation, Series 1995, 6.200%, 11/01/20	11/07 at 100.00	Aa2	3,128,330

2,000	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Presbyterian Retirement Services, Series 2002A, 5.125%, 7/01/22 – RAAI Insured	7/12 at 100.00	AA	1,994,720

9,930	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities Project, Series 2006A, 5.000%, 1/01/37	1/17 at 100.00	BBB	9,016,241

1,335	Napoleon, Ohio, FHA-Insured Healthcare Facilities Mortgage Revenue Refunding Bonds, Lutheran Orphans and Old Folks Home Society, Series 1994, 6.875%, 8/01/23	11/07 at 100.00	Aa2	1,337,483
16,385	Total Long-Term Care			15,476,774
	Materials – 0.6%

1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004A, 4.800%, 3/01/22	3/14 at 101.00	A	989,710

2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B, 4.500%, 12/01/15	No Opt. Call	A	2,026,300
3,000	Total Materials			3,016,010
	Tax Obligation/General – 20.7%

	Adams County Valley School District, Adams and Highland Counties, Ohio, Unlimited Tax School Improvement General Obligation Bonds, Series 1995:
6,000	7.000%, 12/01/15 – MBIA Insured	No Opt. Call	AAA	6,961,800
9,500	5.250%, 12/01/21 – MBIA Insured	12/07 at 100.00	AAA	9,534,295

600	Anthony Wayne Local School District, Lucas, Wood and Fulton Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 1995, 0.000%, 12/01/13 – FGIC Insured	No Opt. Call	AAA	468,432

700	Buckeye Local School District, Medina County, Ohio, General Obligation Bonds, Series 2000, 5.500%, 12/01/25 – FGIC Insured	12/10 at 100.00	Aaa	733,831

2,305	Buckeye Valley Local School District, Ohio, Unlimited Tax General Obligation Bonds, Series 1995A, 6.850%, 12/01/15 – MBIA Insured	No Opt. Call	AAA	2,575,791

1,000	Butler County, Hamilton, Ohio, Limited Tax General Obligation Bonds, One Renaissance Center Acquisition, Series 2001, 5.375%, 11/01/17 – AMBAC Insured	11/11 at 101.00	Aaa	1,069,140

2,515	Canton City School District, Stark County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/19 – MBIA Insured	6/15 at 100.00	AAA	2,636,575

2,295	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 – AMBAC Insured	6/14 at 100.00	AAA	2,430,428

	Chesapeake-Union Exempt Village School District, Ohio, General Obligation Bonds, Series 1986:
125	8.500%, 12/01/07	No Opt. Call	N/R	126,265
125	8.500%, 12/01/08	No Opt. Call	N/R	131,169
130	8.500%, 12/01/09	No Opt. Call	N/R	141,227

2,675	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/22	12/14 at 100.00	AA+	2,770,177

1,345	Cuyahoga County, Ohio, Limited Tax General Obligation Bonds, Series 1993, 5.650%, 5/15/18	No Opt. Call	Aa1	1,508,592

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/General (continued)

$1,000	Cuyahoga County, Ohio, Limited Tax General Obligation Various Purpose Refunding Bonds, Series 1993B, 5.250%, 10/01/13	No Opt. Call	AA+	$1,046,800

	Cuyahoga Falls, Ohio, General Obligation Bonds, Series 2004:
1,245	5.000%, 12/01/18 – MBIA Insured	6/14 at 100.00	Aaa	1,305,395
1,440	5.000%, 12/01/21 – MBIA Insured	6/14 at 100.00	Aaa	1,491,754

1,170	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/15 – AMBAC Insured	6/14 at 100.00	AAA	1,259,704

	Delaware City School District, Delaware County, Ohio, Unlimited Tax General Obligation School Facilities Construction and Improvement Bonds, Series 1995:
1,000	0.000%, 12/01/10 – FGIC Insured	No Opt. Call	AAA	883,150
1,000	0.000%, 12/01/11 – FGIC Insured	No Opt. Call	AAA	849,320

1,000	Fairview Park, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/25 – MBIA Insured	12/15 at 100.00	Aaa	1,034,420

1,005	Findlay, Ohio, General Obligation Bonds, Series 2004, 5.250%, 7/01/15 – MBIA Insured	7/14 at 100.00	AAA	1,082,837

3,160	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/28	12/17 at 100.00	AAA	3,279,164

3,040	Franklin County, Ohio, Limited Tax General Obligation Refunding Bonds, Series 1993, 5.375%, 12/01/20	12/08 at 102.00	AAA	3,157,466

420	Geauga County, Ohio, Limited Tax General Obligation, Sewer District Improvement Bonds, Bainbridge Water Project, Series 1995, 6.850%, 12/01/10	12/07 at 100.00	Aa2	423,158

3,810	Greater Cleveland Regional Transit Authority, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/17 – MBIA Insured	12/14 at 100.00	Aaa	4,057,612

2,000	Hubbard Exempt Village School District, Trumbull County, Ohio, General Obligation Bonds, Classroom Facilities Improvements, Series 2007, 5.000%, 12/01/34 – CIFG Insured	6/17 at 100.00	AAA	2,058,180

1,270	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/23 – MBIA Insured	6/13 at 100.00	Aaa	1,304,354

1,400	Kent City School District, Portage County, Ohio, General Obligation Library Improvement Bonds, Series 2004, 5.000%, 12/01/20 – FGIC Insured	12/14 at 100.00	AAA	1,458,632

1,500	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2007, 5.250%, 12/01/31 – FSA Insured	No Opt. Call	AAA	1,628,805

945	Kettering, Ohio, Limited Tax General Obligation Bonds, Series 1991, 6.650%, 12/01/12	12/07 at 100.00	Aa3	947,174

	Kings Local School District, Warren County, Ohio, General Obligation School Improvement Bonds, Series 2005:
1,000	5.000%, 12/01/22 – MBIA Insured	6/15 at 100.00	AAA	1,037,640
1,480	5.000%, 12/01/24 – MBIA Insured	6/15 at 100.00	AAA	1,532,274

555	Lake County, Ohio, Limited Tax Sewer District Improvement Bonds, Series 2000, 5.600%, 12/01/20	No Opt. Call	Aa2	611,016

1,725	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/30 – FGIC Insured	12/17 at 100.00	AAA	1,781,477

2,855	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series 2006, 5.000%, 12/01/24 – FSA Insured	12/15 at 100.00	AAA	2,961,235

1,000	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/31	6/17 at 100.00	Aa1	1,032,260

1,265	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/20 – AMBAC Insured	No Opt. Call	Aaa	1,448,020

	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Series 2005:
3,740	5.000%, 12/01/23 – FSA Insured	12/15 at 100.00	AAA	3,876,585
1,000	5.000%, 12/01/25 – FSA Insured	12/15 at 100.00	AAA	1,031,640

1,000	Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B, 5.000%, 9/15/21	9/11 at 100.00	AA+	1,034,640

1,000	Ohio, Full Faith and Credit General Obligation Infrastructure Improvement Bonds, Series 1994, 6.000%, 8/01/10	No Opt. Call	AA+	1,064,000

730	Ohio, General Obligation Bonds, Common Schools, Series 2004B, 5.000%, 3/15/21	3/14 at 100.00	AA+	756,149

6,055	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/22	2/13 at 100.00	AA+	6,222,300

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/General (continued)

$1,845	Ohio, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16	3/15 at 100.00	AA+	$1,962,545

8,140	Ohio, General Obligation Higher Education Capital Facilities Bonds, Series 2001A, 5.000%, 2/01/20	2/11 at 100.00	AA+	8,390,712

1,000	Olmsted Falls City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/35 (WI/DD, Settling 9/13/07) – XLCA Insured	6/17 at 100.00	AAA	1,024,360

3,315	South Point Local School District, Lawrence County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/24 – FSA Insured	12/14 at 100.00	AAA	3,425,655

30	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21	12/07 at 101.00	Aa1	30,653

2,315	Summit County, Ohio, General Obligation Bonds, Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AAA	2,596,689

3,755	Toledo City School District, Lucas County, Ohio, General Obligation Bonds, Series 2003B, 5.000%, 12/01/22 – FGIC Insured	12/13 at 100.00	Aaa	3,872,569

1,500	Upper Arlington City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/20 – FSA Insured	6/15 at 100.00	AAA	1,566,480

	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003:
1,365	5.250%, 12/01/19 – MBIA Insured	12/13 at 100.00	Aaa	1,452,619
1,515	5.250%, 12/01/21 – MBIA Insured	12/13 at 100.00	Aaa	1,612,248
103,905	Total Tax Obligation/General			108,679,413
	Tax Obligation/Limited – 12.3%

5,690	Akron, Ohio, Income Tax Revenue Bonds, Community Learning Centers, Series 2004A, 5.000%, 12/01/33 – FGIC Insured	12/13 at 100.00	AAA	5,762,661

	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
950	5.000%, 12/01/25	12/16 at 102.00	N/R	932,644
1,165	5.000%, 12/01/30	12/16 at 102.00	N/R	1,116,256

6,300	Cleveland, Ohio, Certificates of Participation, Cleveland Stadium Project, Series 1997, 5.250%, 11/15/27 –AMBAC Insured	11/07 at 102.00	AAA	6,439,041

1,850	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%, 11/15/19 – RAAI Insured	11/14 at 100.00	AA	1,844,839

1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/25 – AMBAC Insured	6/14 at 100.00	AAA	1,407,214

5,615	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities Authority, Series 2005, 5.000%, 12/01/25 – AMBAC Insured	12/15 at 100.00	AAA	5,746,054

1,210	Groveport, Ohio, Special Obligation Income Tax Receipts Bonds, Series 2002, 5.000%, 12/01/22 – MBIA Insured	12/12 at 100.00	Aaa	1,241,339

	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004:
2,300	5.000%, 12/01/20 – FGIC Insured	6/14 at 100.00	AAA	2,383,076
1,000	5.000%, 12/01/21 – FGIC Insured	6/14 at 100.00	AAA	1,033,170
2,535	5.000%, 12/01/22 – FGIC Insured	6/14 at 100.00	AAA	2,613,129

11,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 – AMBAC Insured	12/16 at 100.00	Aaa	11,281,818

3,300	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 – AMBAC Insured	No Opt. Call	Aaa	1,172,325

1,485	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2001B, 5.500%, 10/01/16 – AMBAC Insured	4/12 at 100.00	AAA	1,590,093

695	Ohio Department of Transportation, Certificates of Participation, Panhandle Rail Line, Series 1992A, 6.500%, 4/15/12 – FSA Insured	10/07 at 100.00	AAA	696,515

1,050	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2002A, 5.000%, 4/01/22 – FSA Insured	4/12 at 100.00	AAA	1,074,980

1,900	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2005A, 5.000%, 4/01/25 – FSA Insured	4/15 at 100.00	AAA	1,951,186

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

$3,135	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project, Series 2005A, 5.000%, 4/01/23 – FSA Insured	4/15 at 100.00	AAA		$3,233,627

1,490	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II, 5.000%, 6/01/16	6/13 at 100.00	AA		1,574,870

1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2004A-II, 5.000%, 12/01/15	12/13 at 100.00	AA		1,061,060

1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2005A-II, 5.250%, 2/01/19 – FSA Insured	2/15 at 100.00	AAA		1,065,890

2,700	Puerto Rico Public Buildings Authority, Guarenteed Government Facilities Revenue Bonds, Series 1993L, 5.500% 7/01/21 – MBIA Insured (UB)	No Opt. Call	AAA		3,030,534

5,200	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds, Reset Option Long Trust Certificates II-R56, Series 1993L, 6.680%, 7/01/21 – MBIA Insured (IF)	No Opt. Call	AAA		6,473,116
63,950	Total Tax Obligation/Limited				64,725,437
	Transportation – 1.6%

1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%, 12/01/27 – RAAI Insured (Alternative Minimum Tax)	12/13 at 100.00	AA		987,640

1,235	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%, 12/01/14 – XLCA Insured	No Opt. Call	AAA		1,314,139

5,000	Ohio Turnpike Commission, Revenue Refunding Bonds, ROL Series II-R51, Series 1998A, 6.650%, 2/15/24 – FGIC Insured (IF)	No Opt. Call	AAA		6,209,400
7,235	Total Transportation				8,511,179
	U.S. Guaranteed – 27.1% (3)

435	Athens, Ohio, Sanitary Sewer System Mortgage Revenue Bonds, Series 1989, 7.300%, 12/01/14 (Pre-refunded 12/01/09)	12/09 at 100.00	N/R	(3)	449,894

	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B:
3,420	5.000%, 12/01/26 (Pre-refunded 6/01/15) – MBIA Insured	6/15 at 100.00	Aaa		3,663,436
3,590	5.000%, 12/01/27 (Pre-refunded 6/01/15) – MBIA Insured	6/15 at 100.00	Aaa		3,845,536

1,255	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2001, 5.375%, 12/01/17 (Pre-refunded 12/01/11) – MBIA Insured	12/11 at 100.00	AAA		1,338,671

7,045	Columbus, Ohio, General Obligation Bonds, Series 2000, 5.250%, 11/15/17 (Pre-refunded 11/15/10)	11/10 at 101.00	Aaa		7,442,127

11,900	Cuyahoga County, Ohio, Hospital Revenue and Improvement Bonds, MetroHealth System, Series 1999, 6.125%, 2/15/24 (Pre-refunded 2/15/09)	2/09 at 101.00	A–	(3)	12,416,101

5,830	Cuyahoga County, Ohio, Limited Tax General Obligation Capital Improvement Bonds, Series 2000, 5.750%, 12/01/16 (Pre-refunded 12/01/10)	12/10 at 100.00	AA+	(3)	6,193,384

1,000	Evergreen Local School District, Ohio, Unlimited Tax General Obligation School Improvement Bonds, Series 1999, 5.625%, 12/01/24 (Pre-refunded 12/01/09) – FGIC Insured	12/09 at 101.00	Aaa		1,050,670

1,600	Greene County, Ohio, Water System Revenue Bonds, Series 1996, 6.125%, 12/01/21 (Pre-refunded 12/01/07) – FGIC Insured	12/07 at 102.00	AAA		1,640,864

1,250	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Twin Towers, Series 1998A, 5.125%, 10/01/23 (Pre-refunded 10/01/08)	10/08 at 101.00	BBB	(3)	1,279,713

1,200	Heath City School District, Licking County, Ohio, Unlimited Tax General Obligation School Improvement Bonds, Series 2000A, 5.500%, 12/01/27 (Pre-refunded 12/01/10) – FGIC Insured	12/10 at 100.00	Aaa		1,266,816

1,000	Huron County, Ohio, Limited Tax General Obligation Correctional Facility Bonds, Series 1996, 5.850%, 12/01/16 (Pre-refunded 12/01/07) – MBIA Insured	12/07 at 102.00	AAA		1,024,870

3,385	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 100.00	Aaa		3,555,638

565	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/17 (Pre-refunded 12/01/10) – AMBAC Insured	12/10 at 101.00	AAA		601,482

945	Lorain, Ohio, Hospital Revenue Refunding Bonds, Lakeland Community Hospital Inc., Series 1992, 6.500%, 11/15/12 (ETM)	11/07 at 100.00	A1	(3)	977,338

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (3) (continued)

$1,750	Medina City School District, Medina County, Ohio, Unlimited Tax General Obligation School Building Construction Bonds, Series 1999, 5.250%, 12/01/28 (Pre-refunded 12/01/09) – FGIC Insured	12/09 at 100.00	AAA		$1,808,520

2,000	Montgomery County, Ohio, Health System Revenue Bonds, Franciscan Medical Center – Dayton Campus, Series 1997, 5.500%, 7/01/18 (Pre-refunded 1/01/08)	1/08 at 102.00	Baa2	(3)	2,058,080

9,500	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999, 6.750%, 4/01/22 (Pre-refunded 4/01/10)	4/10 at 101.00	A	(3)	10,290,018

5,610	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.375%, 9/01/21 (ETM)	9/11 at 100.00	Aa2	(3)	5,890,444

2,390	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.375%, 9/01/21 (Pre-refunded 9/01/11)	9/11 at 100.00	Aa2	(3)	2,537,774

	North Royalton City School District, Ohio, School Improvement Bonds, Series 1994:
2,200	6.000%, 12/01/14 (Pre-refunded 12/01/09) – MBIA Insured	12/09 at 102.00	AAA		2,349,380
2,400	6.100%, 12/01/19 (Pre-refunded 12/01/09) – MBIA Insured	12/09 at 102.00	AAA		2,568,096

1,330	Ohio Capital Corporation for Housing, FHA-Insured Section 8 Assisted Mortgage Loan Revenue Refunding Bonds, Series 1999D, 5.950%, 2/01/23 (Pre-refunded 2/01/09)	2/09 at 102.00	Aa2	(3)	1,395,981

3,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 2002B, 5.500%, 10/01/22 (Pre-refunded 10/01/12)	10/12 at 100.00	AA–	(3)	3,247,320

1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2000, 5.500%, 12/01/30 (Pre-refunded 12/01/10) – AMBAC Insured	12/10 at 101.00	AAA		1,064,570

	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1985B:
6,460	0.000%, 1/15/15 (Pre-refunded 1/15/11) – FGIC Insured	1/11 at 67.04	AAA		3,807,007
5,700	0.000%, 1/15/15 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 70.48	AAA		3,464,403

4,260	Ohio Water Development Authority, Community Assistance Bonds, Series 1997, 5.375%, 12/01/24 (Pre-refunded 12/01/07) – AMBAC Insured	12/07 at 102.00	AAA		4,360,962

5,065	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA		5,564,713

2,000	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 1998, 5.125%, 12/01/23 (Pre-refunded 6/01/08) – FSA Insured	6/08 at 101.00	AAA		2,040,760

	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2004A:
400	5.250%, 12/01/21 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AAA		433,852
3,055	5.250%, 12/01/22 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AAA		3,313,545

	Olentangy Local School District, Delaware and Franklin Counties, Ohio, Various Purpose Bonds, Series 1999:
1,825	5.000%, 12/01/27 (Pre-refunded 12/01/09)	12/09 at 101.00	AA	(3)	1,893,073
2,210	5.000%, 12/01/27 (Pre-refunded 12/01/09)	12/09 at 101.00	AA	(3)	2,292,433

1,495	Otsego Local School District, Wood, Henry and Lucas Counties, Ohio, General Obligation Bonds, Series 2004, 5.375%, 12/01/22 (Pre-refunded 12/01/14) – FSA Insured	12/14 at 100.00	Aaa		1,641,405

1,250	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement Bonds, Series 1998, 5.350%, 11/01/18 (Pre-refunded 11/01/08)	11/08 at 101.00	N/R	(3)	1,284,600

500	Pickerington Local School District, Fairfield County, Ohio, General Obligation Bonds, Series 1993, 0.000%, 12/01/11 – AMBAC Insured (ETM)	No Opt. Call	AAA		425,725

23,400	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%, 7/01/36 (Pre-refunded 7/01/16) – MBIA Insured (UB)	7/16 at 100.00	AAA		26,035,074

1,335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/22 (Pre-refunded 11/15/10)	11/10 at 101.00	A–	(3)	1,453,161

1,185	Sugarcreek Local School District, Athens County, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/24 (Pre-refunded 12/01/13) – MBIA Insured	12/13 at 100.00	Aaa		1,280,748

	University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A:
1,500	5.750%, 6/01/18 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 101.00	AAA		1,621,260
1,520	5.750%, 6/01/19 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 101.00	AAA		1,642,877
138,760	Total U.S. Guaranteed				142,512,321

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Utilities – 5.9%

$1,535	Cleveland Public Power System, Ohio, First Mortgage Improvement Revenue Bonds, Series 1994A, 0.000%, 11/15/13 – MBIA Insured	No Opt. Call	AAA	$1,201,260

5,000	Ohio Air Quality Development Authority, Revenue Bonds, JMG Funding Limited Partnership Project, Series 1997, 5.625%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)	10/07 at 102.00	Aaa	5,103,600

	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004:
1,000	5.000%, 2/15/20 – AMBAC Insured	2/14 at 100.00	AAA	1,034,800
5,450	5.000%, 2/15/21 – AMBAC Insured	2/14 at 100.00	AAA	5,624,182
1,465	5.000%, 2/15/22 – AMBAC Insured	2/14 at 100.00	AAA	1,508,511
3,295	5.000%, 2/15/23 – AMBAC Insured	2/14 at 100.00	AAA	3,385,415

7,650	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	9/08 at 102.00	N/R	7,704,239

1,545	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%, 7/01/17	No Opt. Call	AAA	979,854

4,460	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/10 at 101.00	Baa3	4,743,924
31,400	Total Utilities			31,285,785
	Water and Sewer – 5.6%

1,730	Butler County, Ohio, Sewerage System Revenue Bonds, Series 2005, 5.000%, 12/01/23 – FSA Insured	No Opt. Call	Aaa	1,836,032

4,355	Cincinnati, Ohio, Water System Revenue Bonds, Series 2007B, 5.000%, 12/01/32	12/17 at 100.00	AA+	4,494,012

10,000	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – MBIA Insured	No Opt. Call	AAA	11,083,998

1,125	Hebron, Ohio, Mortgage Revenue Bonds, Waterworks System Improvements, Series 2004, 5.875%, 12/01/25	6/14 at 100.00	N/R	1,169,933

1,260	Lancaster, Ohio, Wastewater System Improvement Revenue Bonds, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/14 at 100.00	AAA	1,296,553

4,590	Marysville, Ohio, Wastewater Treatement System Revenue Bonds, Series 2007, 4.750%, 12/01/47 – XLCA Insured	12/17 at 100.00	AAA	4,410,806

1,255	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2004, 5.250%, 12/01/15	6/14 at 100.00	AAA	1,351,221

3,500	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AAA	3,628,274
27,815	Total Water and Sewer			29,270,829
$527,935	Total Investments (cost $526,174,307) – 102.7%			540,198,253

	Floating Rate Obligations – (3.7)%			(19,425,000)

	Other Assets Less Liabilities – 1.0%			5,073,098

	Net Assets – 100%			$525,846,351

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At August 31, 2007, the cost of investments was $506,218,897.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$19,930,244
Depreciation	(5,377,489)
Net unrealized appreciation (depreciation) of investments	$14,552,755

Portfolio of Investments (Unaudited)

Nuveen Wisconsin Municipal Bond Fund

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Education and Civic Organizations – 3.5%

$475	Ashland Housing Authority, Wisconsin, Student Housing Revenue Bonds, Northland College Project, Series 1998, 5.100%, 4/01/18	4/08 at 100.00	Aaa	$476,834

500	Madison Community Development Authority, Wisconsin, Revenue Bonds, Fluno Center Project, Series 1998A, 5.000%, 11/01/20	11/07 at 101.00	AA–	506,000

370	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/29	2/09 at 101.00	BBB–	367,192

200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/21	9/11 at 100.00	BBB	201,252

250	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	250,565
1,795	Total Education and Civic Organizations			1,801,843
	Health Care – 1.7%

385	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, FHA-Insured Mortgage Hospital Revenue Bonds, Doctor Pila Hospital, Series 1995A, 5.875%, 8/01/12	2/08 at 100.00	AAA	385,570

500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/24 – MBIA Insured	1/08 at 100.00	AAA	503,285
885	Total Health Care			888,855
	Housing/Multifamily – 8.1%

675	Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Villa Ciera Inc., Series 2000A, 5.900%, 11/20/30	5/08 at 102.00	N/R	689,162

570	Lake Delton Community Development Agency, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Woodland Park Project, Series 2001, 5.300%, 2/20/31 (Alternative Minimum Tax)	1/12 at 102.00	N/R	578,066

1,000	Madison Community Development Authority, Wisconsin, GNMA Multifamily Housing Revenue Refunding Bonds, Greentree Glen Apartments, Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)	9/07 at 101.00	AAA	1,002,750

200	Milwaukee Redevelopment Authority, Wisconsin, FHA-Insured Multifamily Housing Revenue Bonds, City Hall Square Apartments, Series 1993, 6.000%, 8/01/22 (Alternative Minimum Tax)	2/08 at 102.00	N/R	202,564

500	Sheboygan Housing Authority, Wisconsin, GNMA Multifamily Revenue Refunding Bonds, Lake Shore Apartments, Series 1998A, 5.100%, 11/20/26	11/07 at 101.00	AAA	501,000

300	Walworth County Housing Authority, Wisconsin, FHA-Insured Housing Revenue Bonds, Kiwanis Heritage Inc. Senior Apartments, Series 1997, 5.550%, 9/01/22	9/07 at 100.00	N/R	300,144

1,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2006A, 4.550%, 5/01/27 (Alternative Minimum Tax)	5/16 at 100.00	AA	924,540
4,245	Total Housing/Multifamily			4,198,226
	Housing/Single Family – 2.0%

50	Virgin Islands Housing Finance Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	9/07 at 100.00	N/R	50,488

1,000	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2005E, 4.900%, 11/01/35	5/15 at 100.00	AA	1,003,930
1,050	Total Housing/Single Family			1,054,418
	Tax Obligation/General – 0.5%

250	Guam, General Obligation Bonds, Series 1993A, 5.400%, 11/15/18	11/07 at 100.00	B	247,805
	Tax Obligation/Limited – 64.3%

1,500	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Refunding Bonds, Arena Project, Series 2002, 5.150%, 6/01/29	6/12 at 100.00	Aa2	1,541,235

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/Limited (continued)

$1,000	De Forest Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds, Series 1999B, 5.100%, 2/01/18	2/08 at 100.00	N/R	$1,002,210

2,000	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Bayshore Public Parking Project, Series 2004A, 5.000%, 10/01/24	10/14 at 100.00	A3	2,043,580

100	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Refunding Bonds, Tax Increment District 6, Series 2001, 5.000%, 10/01/19	10/11 at 100.00	A3	102,048

350	Green Bay Brown County Professional Football Stadium District, Wisconsin, Sales Tax Revenue Bonds, Lambeau Field Renovation Project, Series 2001A, 5.000%, 2/01/19 – AMBAC Insured	2/11 at 100.00	AAA	360,780

500	Jackson Community Development Authority, Wisconsin, Revenue Refunding Bonds, Series 1999, 5.100%, 12/01/17	12/09 at 100.00	N/R	499,130

960	Madison Community Development Authority, Wisconsin, Lease Revenue Refunding Bonds, Monona Terrace, Series 2002, 4.375%, 3/01/20	3/12 at 100.00	Aa2	948,173

2,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2002A, 4.875%, 8/01/21 – AMBAC Insured	8/12 at 100.00	AAA	2,038,420

1,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2007A, 4.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	Aaa	946,740

	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Summerfest Project, Series 2001:
400	4.850%, 8/01/17	8/11 at 100.00	A	409,068
1,000	4.950%, 8/01/20	8/11 at 100.00	A	1,013,840

1,500	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.000%, 12/01/26	12/14 at 100.00	A1	1,527,735

1,000	Onalaska Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Series 2003, 4.875%, 10/01/27	10/13 at 100.00	A2	1,025,880

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
2,500	5.500%, 7/01/25 – AGC Insured	No Opt. Call	AAA	2,802,525
2,000	5.250%, 7/01/33 – MBIA Insured	No Opt. Call	AAA	2,180,820

	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A:
850	5.500%, 12/15/18 – MBIA Insured	No Opt. Call	AAA	945,642
400	5.500%, 12/15/19 – MBIA Insured	No Opt. Call	AAA	445,220
2,195	5.500%, 12/15/20 – MBIA Insured	No Opt. Call	AAA	2,448,742
500	5.500%, 12/15/26 – MBIA Insured	No Opt. Call	AAA	559,630

1,220	Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Series 2006A, 4.500%, 10/01/21	10/16 at 100.00	N/R	1,196,881

1,305	Sun Prairie Community Development Authority, Wisconsin, Lease Revenue Bonds, Tax Increment District 8, Series 2006, 4.250%, 8/01/25	8/16 at 100.00	A2	1,216,521

600	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan Note, Series 1998A, 5.625%, 10/01/25	10/08 at 101.00	BBB	612,270

500	Wauwatosa Redevelopment Authority, Milwaukee County, Wisconsin, Lease Revenue Bonds, Series 1997, 5.650%, 12/01/16 – MBIA Insured	12/07 at 100.00	AAA	502,365

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.250%, 10/01/21	10/14 at 100.00	A3	1,041,020

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2005A, 5.000%, 10/01/21	10/15 at 100.00	A3	1,035,240

	Wisconsin Center District, Junior Dedicated Tax Revenue Refunding Bonds, Series 1999:
3,400	5.250%, 12/15/23 – FSA Insured	No Opt. Call	AAA	3,680,871
500	5.250%, 12/15/27 – FSA Insured	No Opt. Call	AAA	540,395

2,000	Wisconsin Center District, Senior Dedicated Tax Revenue Refunding Bonds, Series 2003A, 0.000%, 12/15/28 – FSA Insured	No Opt. Call	AAA	713,600
33,280	Total Tax Obligation/Limited			33,380,581

Portfolio of Investments (Unaudited)

Nuveen Wisconsin Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed – 15.1% (3)

	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Arena Project, Series 1999A:
$1,000	5.700%, 6/01/24 (Pre-refunded 6/01/09)	6/09 at 100.00	Aa2	(3)	$1,034,520
700	5.800%, 6/01/29 (Pre-refunded 6/01/09)	6/09 at 100.00	Aa2	(3)	724,857

	Green Bay Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Convention Center Project, Series 1999A:
1,300	5.250%, 6/01/24 (Pre-refunded 6/01/09)	6/09 at 100.00	Aa2	(3)	1,334,164
1,150	5.100%, 6/01/29 (Pre-refunded 6/01/09)	6/09 at 100.00	Aa2	(3)	1,177,324

	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2003A:
2,000	5.125%, 8/01/21 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	AAA		2,134,260
1,000	5.125%, 8/01/22 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	AAA		1,067,130

375	Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Series 1998A, 5.200%, 10/01/21 (Pre-refunded 10/01/08)	10/08 at 100.00	N/R	(3)	380,408
7,525	Total U.S. Guaranteed				7,852,663
	Utilities – 2.1%

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 – FGIC Insured	No Opt. Call	AAA		1,090,900
$50,030	Total Long-Term Investments (cost $50,282,455) – 97.3%				50,515,291

	Short-Term Investments – 2.0%

$1,050	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.730%, 12/01/15 – MBIA Insured (4)		VMIG-1		1,050,000

	Total Short-Term Investments (cost $1,050,000)				1,050,000

	Total Investments (cost $51,332,455) – 99.3%				51,565,291

	Other Assets Less Liabilities – 0.7%				383,172

	Net Assets – 100%				$51,948,463

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2007, the cost of investments was $51,328,469.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$811,947
Depreciation	(575,125)
Net unrealized appreciation (depreciation) of investments	$236,822

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: October 30, 2007

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2007